OMB APPROVAL OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08555

Evergreen Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for nine of its series, Evergreen Municipal Money Market Fund, Evergreen Treasury Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen U.S. Government Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen California Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund and Evergreen Money Market Fund, for the quarter ended October 31, 2006. These nine series have a January 31 fiscal year end.

Date of reporting period:        October 31, 2006

Item 1 – Schedule of Investments

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.9%
AIRPORT 2.2%
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER, 3.63%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by XL
Capital, Ltd.)	$675,000	$675,000
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. 1019, 3.63%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd.
by FGIC)	2,035,000	2,035,000
Denver, CO City & Cnty. Arpt. RB, 3.60%, VRDN, (Insd. by FGIC & Liq.: JPMorgan Chase & Co.)	6,000,000	6,000,000
Hillsborough Cnty., FL Aviation Auth. RB, Ser. 930, 3.60%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan
Chase & Co.)	3,755,000	3,755,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert., Ser. 404, 3.60%, VRDN, (Insd. by FGIC & Liq.:
Morgan Stanley)	1,100,000	1,100,000
Metropolitan Washington, DC Arpt. Auth. RB, 3.60%, 01/08/2007, (LOC: Bank of America Corp.)	15,300,000	15,300,000
Metropolitan Washington, DC Arpt. MSTR, 3.81%, VRDN, (SPA: Societe Generale)	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 3.82%, VRDN, (Gtd. by Boeing Co.)	3,300,000	3,300,000
Ser. B, 3.82%, VRDN, (Gtd. by Boeing Co.)	1,200,000	1,200,000
Philadelphia, PA Arpt. MSTR, 3.63%, VRDN, (Insd. by FGIC & SPA: Societe Generale)	4,600,000	4,600,000

		47,670,000

EDUCATION 4.8%
ABN AMRO Munitops Cert. Trust RB, Ser. 2004-10, 3.60%, VRDN, (Insd. by FSA)	1,000,000	1,000,000
Adams Cnty., CO MTC, Sch. Dist. 12, Ser. 9008, 3.63%, VRDN, (Insd. by MBIA & Liq.: Bear
Stearns Cos.)	10,010,000	10,010,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, 3.82%, VRDN, (Gtd. by Columbus
B&T Co.)	1,865,000	1,865,000
Colorado Edl. & Cultural Facs. Auth. RB:
Concordia Univ. of Irvine Proj., 3.65%, VRDN, (LOC: U.S. Bank)	2,675,000	2,675,000
Vail Mountain Sch. Proj., 3.65%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, St. Andrew’s Sewanee Sch. Proj., 3.59%, VRDN,
(LOC: AmSouth Bancorp)	1,685,000	1,685,000
Fulton Cnty., GA Dev. Auth. RB, Mount Pisgah Christian Sch. Proj., 3.61%, VRDN, (LOC: Bank of
North Georgia)	4,650,000	4,650,000
Lancaster, PA IDA RB, Student Lodging, Ser. A, 3.66%, VRDN, (LOC: Fulton Finl. Corp.)	3,610,000	3,610,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., 3.74%, VRDN, (LOC: Columbus B&T Co.)	6,890,000	6,890,000
Lubbock, TX Independent Sch. Dist., 3.56%, VRDN, (LOC: Bank of America Corp.)	12,000,000	12,000,000
Nebraska Elementary & Secondary Sch. Fin. Auth. Edl. Facs. RB, Lutheran Sch. Proj., 3.65%, VRDN,
(LOC: Fifth Third Bancorp)	5,015,000	5,015,000
New York Dorm. Auth. RRB, 3.54%, VRDN, (Insd. by MBIA & Liq.: Dexia SA)	5,000,000	5,000,000
North Texas Higher Ed. Auth. RB, Ser. A-1, Class 2, 3.63%, 04/02/2007, (LOC: DEPFA Bank plc)	6,000,000	6,000,000
Oak Ridge, TN IDRB, Oak Ridge Univ. Proj., 3.59%, VRDN, (SPA: Allied Irish Banks plc)	3,800,000	3,800,000
Pennsylvania Higher Edl. Facs. Auth. RRB, Carnegie Mellon Univ. Proj., Class B, 3.63%, VRDN,
(Liq.: JPMorgan Chase & Co.)	3,500,000	3,500,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.60%, VRDN, (Liq.: Morgan Stanley)	2,400,000	2,400,000
Private Colleges and Universities Auth., Georgia RB, Mercer Univ. Proj.:
3.62%, VRDN, (LOC: Branch Banking & Trust)	11,555,000	11,555,000
Ser. A, 3.62%, VRDN, (LOC: Branch Banking & Trust)	5,500,000	5,500,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., 3.64%, VRDN, (LOC: KeyCorp)	6,495,000	6,495,000
Summit Cnty., OH RB, Western Academy Reserve, 3.59%, VRDN, (LOC: KeyCorp)	5,305,000	5,305,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 3.62%, VRDN, (LOC: Bank of
America Corp.)	2,000,000	2,000,000

		104,955,000

GENERAL OBLIGATION – LOCAL 4.8%
ABN AMRO Munitops Cert. Trust, 3.61%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	25,280,000	25,280,000
Chattanooga, TN GO, ROC, 3.60%, VRDN, (Insd. by MBIA & Liq.: Citigroup, Inc.)	4,885,000	4,885,000
Chilton, WI Sch. Dist. GO, ROC, 3.60%, VRDN, (Liq.: Citigroup Global Markets)	5,350,000	5,350,000
Clipper Tax-Exempt Trust COP, Ser. 2005-34, 3.60%, VRDN, (SPA: State Street Corp.)	10,100,000	10,100,000
Cook Cnty., IL GO, Ser. 559, 3.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,000,000	2,000,000
DeSoto, TX Independent Sch. Dist. GO, PFOTER, 3.62%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	855,000	855,000

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 3.61%, VRDN, (Insd. by FGIC)	$2,775,000	$2,775,000
Harrison Cnty., MS GO, Dev. Bank Spl. Obl. Bond Program, 3.66%, VRDN, (Insd. by AMBAC)	38,000,000	38,000,000
Honolulu, HI City & Cnty. GO, PFOTER, 3.60%, VRDN, (Insd. by MBIA & SPA: Merrill Lynch &
Co., Inc.)	4,995,000	4,995,000
Kitsap Cnty., WA Sch. Dist. GO, ROC, 3.60%, VRDN, (Liq.: Citigroup, Inc.)	5,205,000	5,205,000
New York, NY GO, 3.61%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	3,750,000	3,750,000
Will Cnty., IL Cmnty. High Sch. Dist. GO, PFOTER, 3.62%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	675,000	675,000

		103,870,000

GENERAL OBLIGATION – STATE 1.2%
Florida Dept. of Trans. GO, ROC, 3.60%, VRDN, (Liq.: Citigroup, Inc.)	3,955,000	3,955,000
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.67%, VRDN, (Liq.: Societe Generale)	13,300,000	13,300,000
Texas GO:
3.62%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,195,000	6,195,000
Ser. 1016, 3.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,305,000	3,305,000

		26,755,000

HOSPITAL 8.0%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, PFOTER, 3.59%, VRDN, (SPA: Landesbank Hessen)	8,965,000	8,965,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, 3.56%, VRDN, (LOC: Columbus B&T Co.)	17,120,000	17,120,000
Methodist Home for the Aging, 4.96%, VRDN, (LOC: Colonial BancGroup, Inc.)	6,000,000	6,000,000
Claiborne Cnty., TN IDRB, Lincoln Memorial Univ. Proj., 3.61%, VRDN, (LOC: Amsouth Bancorp)	9,000,000	9,000,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., 3.78%, VRDN, (Gtd. by Columbus B&T Co.)	8,700,000	8,700,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 3.66%, VRDN, (LOC: SunTrust Banks, Inc.)	1,097,000	1,097,000
Houston Cnty., AL Hlth. Care Facs. RB, PFOTER, 3.35%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,195,000	7,195,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A, 3.50%, 03/01/2007,
(Gtd. by Ascension Hlth. Credit Group)	7,000,000	7,000,000
Kentucky EDA, St. Luke’s Hosp. RB, PFOTER, 3.64%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	520,000	520,000
Lawrence Cnty., PA IDA RB, Villa Maria Proj., Ser. A, 3.59%, VRDN, (SPA: Allied Irish Banks plc)	5,276,000	5,276,000
Leesburg, FL Hosp. RB, The Villages Regl. Hosp. Proj., 3.61%, VRDN, (Insd. by Radian Asset
Assurance, Inc. & SPA: Bank of Nova Scotia)	12,000,000	12,000,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 3.64%, VRDN, (LOC: Bank One)	1,110,000	1,110,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 3.60%, VRDN, (LOC: Union Planters Bank)	3,680,000	3,680,000
Cenikor Foundation Proj., 3.60%, VRDN, (LOC: Union Planters Bank)	2,945,000	2,945,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj.,
3.57%, VRDN, (LOC: Bank of America Corp.)	1,111,000	1,111,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 3.64%, VRDN, (LOC: WestLB AG)	2,000,000	2,000,000
Michigan Hosp. Fin. Auth. RB, Holland Cmnty. Hosp., Ser. B, 3.59%, VRDN, (LOC: Bank One)	5,000,000	5,000,000
Mobile, AL Infirmary Hlth. Sys. Spl. Care Facs. Fin. Auth. RB, 3.57%, VRDN, (Insd. by Regions Bank)	8,500,000	8,500,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 3.76%, VRDN, (LOC: Regions Bank)	1,175,000	1,175,000
Montgomery Cnty., OH Hlth. Care RB, Windows Home Proj., 3.64%, VRDN, (LOC: KeyCorp)	3,125,000	3,125,000
Rhode Island Hlth. & Ed. Bldg. Corp. MTC, Lifespan Proj.:
Ser. 1999-69A, Class A, 3.76%, VRDN, (Liq.: Bear Stearns Cos.)	27,750,000	27,750,000
Ser. 1999-69B, Class B, 3.76%, VRDN, (Liq.: Bear Stearns Cos.)	27,750,000	27,750,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, 3.76%, VRDN, (Liq.: Bear Stearns Cos.)	2,845,000	2,845,000
Springfield, TN Hlth. Edl. Facs. RB, North Crest Med. Ctr. Proj., Ser. A, 3.66%, VRDN, (LOC:
Amsouth Bancorp)	3,000,000	3,000,000

		172,864,000

HOUSING 33.1%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-1, 3.72%, VRDN, (LOC: LaSalle Bank, NA)	2,705,000	2,705,000
Ser. 2005-68, 3.64%, VRDN, (Insd. by FGIC & SPA: ABN AMRO Bank)	17,085,000	17,085,000
Alaska Hsg. Fin. Corp. RB, Ser. 1020, 3.63%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,980,000	4,980,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 3.59%, VRDN, (LOC: Marshall & Ilsley Corp.)	9,485,000	9,485,000
Brevard Cnty., FL HFA MHRB, PFOTER, 3.60%, VRDN, (Insd. by FHLMC)	8,000,000	8,000,000

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
California HFA RB, Home Mtge.:
Ser. F, 3.59%, VRDN, (LOC: Bank of Nova Scotia)	$1,900,000	$1,900,000
Ser. J, 3.61%, VRDN, (LOC: Lloyds TSB Group plc)	1,065,000	1,065,000
California Statewide CDA MHRB, 3.65%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,535,000	8,535,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Court Proj., 3.65%, VRDN, (LOC: First
Tennessee Bank)	1,400,000	1,400,000
Class B Revenue Bond Cert. Trust, Ser. 2001-2, 3.81%, VRDN, (Liq.: American Intl. Group, Inc.)	16,300,000	16,300,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.71%, VRDN, (SPA: State Street Corp.)	3,614,884	3,614,884
Ser. 1999-3, 3.76%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	10,775,000	10,775,000
Ser. 2000-1, 3.64%, VRDN, (SPA: State Street Corp.)	40,000	40,000
Ser. 2002-9, 3.71%, VRDN, (Insd. by FNMA & Liq.: State Street Corp.)	25,129,000	25,129,000
Ser. 2004-10, 3.71%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	8,398,000	8,398,000
Ser. 2005-14, 3.76%, VRDN, (Insd. by GNMA & SPA: State Street Corp.)	4,197,000	4,197,000
Ser. 2006-6, 3.71%, VRDN, (Liq.: State Street Corp.)	5,000,000	5,000,000
Ser. 2006-9, 3.60%, VRDN, (Liq.: State Street Corp.)	7,000,000	7,000,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., 3.66%, VRDN, (Insd. by FHLMC)	6,155,000	6,155,000
Columbus, GA MHRB, Quail Ridge Proj., 3.65%, VRDN, (LOC: Columbus B&T Co.)	4,350,000	4,350,000
DeKalb Cnty., GA Hsg. Auth. MHRB, Post Walk Proj., 3.58%, VRDN, (Liq.: FNMA)	14,800,000	14,800,000
Denton Cnty., TX Hsg. Fin. Corp. RB, 3.67%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,195,000	12,195,000
District of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, 3.65%, VRDN, (SPA: Landesbank
Hessen-Thüringen Girozentrale)	7,200,000	7,200,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 3.72%, VRDN, (LOC: SunTrust
Banks, Inc.)	2,620,000	2,620,000
District of Columbia SFHRB, Ser. C, 4.00%, 07/16/2007, (Insd. by XL Capital, Ltd.)	15,000,000	15,000,000
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B, 3.64%, VRDN, (Insd. by GNMA & LOC: Bank
of America Corp.)	4,460,000	4,460,000
FHLMC MHRB, Ser. M001, Class A, 3.66%, VRDN, (Liq.: FHLMC)	11,788,268	11,788,268
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., 3.61%, VRDN, (Liq.: FHLMC)	9,775,000	9,775,000
Goldman Sachs Pool Trust RB, Ser. 34, 3.66%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	6,740,338	6,740,338
Greystone Tax-Exempt COP, Cert. of Beneficial Ownership, Ser. 2002-1, 3.57%, VRDN, (LOC: Bank
of America Corp.)	5,715,000	5,715,000
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., 3.81%, VRDN, (Liq.: American Intl. Group, Inc.)	10,805,000	10,805,000
Pleasant Run Apt. Proj., 3.96%, VRDN, (Liq.: American Intl. Group, Inc.)	75,000	75,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, 3.61%, VRDN, (Insd. by FHLMC)	11,905,000	11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., 3.82%, VRDN, (Liq.: American Intl.
Group, Inc.)	8,040,000	8,040,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., 3.64%, VRDN, (LOC: U.S. Bancorp)	8,075,000	8,075,000
Macon Trust Pooled Cert.:
Ser. 1997, 3.76%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	3,390,000	3,390,000
Ser. 1998A, 3.71%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	1,419,000	1,419,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 3.57%, VRDN, (LOC: SunTrust
Banks, Inc.)	273,000	273,000
Massachusetts Dev. Fin. Agcy. RB:
Georgetown Vlg. Apts., Ser. A, 3.64%, VRDN, (Insd. by FNMA)	3,800,000	3,800,000
PFOTER, 3.66%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,000,000	10,000,000
Massachusetts Dev. Fin. Auth. MHRB, PFOTER, 3.72%, VRDN, (Insd. by FHLMC)	2,920,000	2,920,000
Medium-Term Multifamily Hsg. MTC, Class A-1, 3.69%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	30,895,000	30,895,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow Creek Apts. Proj.,
3.65%, VRDN, (LOC: First Tennessee Bank)	5,000,000	5,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RRB, Hickory Trace Apts. Proj., 3.66%, VRDN,
(Insd. by FHLMC)	4,750,000	4,750,000
Minneapolis, MN MHRB, Stone Arch Apts., 3.64%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 3.66%, VRDN, (SPA: Danske Bank)	20,000,000	20,000,000
MuniMae Trust COP, Ser. 2002-1M, 3.61%, VRDN, (Insd. by MBIA & SPA: Bayerische Landesbanken)	11,590,000	11,590,000

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 3.63%, VRDN, (LOC: Northern Trust Corp.)	$4,310,000	$4,310,000
Bridgeport Apts. Proj., 3.81%, VRDN, (Liq.: American Intl. Group, Inc.)	8,615,000	8,615,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.52%, VRDN, (Insd. by Trinity Plus Funding Co.)	7,157,912	7,157,912
New Orleans, LA Fin. Auth. SFHRB, Ser. 1137, 3.66%, VRDN, (Liq.: Morgan Stanley)	22,785,000	22,785,000
New York, NY Hsg. Dev. Corp. RB, East 17th Street Properties Proj., Ser. 1993-A, 3.61%, VRDN,
(LOC: Rabobank Intl.)	2,000,000	2,000,000
Oakland, CA MHRB PFOTER, 3.45%, VRDN, (LOC: Lloyds TSB Group plc)	25,000,000	25,000,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 3.64%, VRDN, (LOC:
KeyCorp)	1,200,000	1,200,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, 3.62%, VRDN, (Insd. by FHLMC)	2,485,000	2,485,000
PFOTER:
Class A:
3.66%, VRDN, (Insd. by FHLMC)	17,315,000	17,315,000
3.66%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,835,000	9,835,000
3.69%, VRDN, (SPA: WestLB AG)	30,165,000	30,165,000
Class B:
3.40%, 02/01/2007, (Insd. by FHLMC)	11,540,000	11,540,000
3.85%, 07/05/2007, (LOC: Lloyds TSB Group plc)	47,890,000	47,890,000
Class C, 3.66%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,410,000	3,410,000
Class D:
3.66%, VRDN, (Insd. by FHLMC)	20,185,000	20,185,000
3.66%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	21,185,000	21,185,000
Class F:
3.66%, VRDN, (Insd. by FHLMC)	24,030,000	24,030,000
3.77%, VRDN, (LOC: Lloyds TSB Group plc)	2,055,000	2,055,000
Class G, 3.66%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	20,475,000	20,475,000
Class I, 3.66%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	645,000	645,000
Pinellas Cnty., FL HFA PFOTER, 3.63%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	455,000	455,000
Roaring Fork Muni. Products, LLC RB, Ser. 2001-14, Class A, 3.71%, VRDN, (LOC: Bank of New
York Co.)	5,900,000	5,900,000
Simi Valley, CA MHRB PFOTER, 3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	16,100,000	16,100,000
South Carolina Hsg. Fin. & Dev. Auth. MHRB, 3.67%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	8,250,000	8,250,000
South Dakota HDA RB, PFOTER, 3.64%, VRDN, (Gtd. by Pallas Capital Corp. & Liq.: Merrill Lynch &
Co., Inc.)	3,145,000	3,145,000
South Dakota Hsg. Auth. SFHRB, Homeownership Mtge., Ser. H, 4.50%, 12/15/2006	12,550,000	12,565,447
Washington Hsg. Fin. Commission RB, Ser. 1335, 3.63%, VRDN, (Insd. by GNMA,FNMA,FHLMC &
Liq.: JPMorgan Chase & Co.)	4,500,000	4,500,000
Washington MHRB, Eaglepointe Apts., Ser. A, 3.81%, VRDN, (Liq.: American Intl. Group, Inc.)	4,840,000	4,840,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 3.66%, VRDN, (LOC: Marshall & Isley Bank)	5,850,000	5,850,000

		716,832,849

INDUSTRIAL DEVELOPMENT REVENUE 13.6%
Alachua Cnty., FL IDRB, Florida Rock Proj., 3.62%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.59%, VRDN, (LOC: PNC Finl.
Svcs. Group, Inc.)	1,783,000	1,783,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 3.61%, VRDN, (SPA: Royal Bank of Scotland)	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., 3.71%, VRDN, (LOC: U.S. Bancorp)	3,955,000	3,955,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 3.64%, VRDN, (LOC: Bank of
America Corp.)	1,120,000	1,120,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., 3.72%, VRDN, (LOC: AmSouth Bancorp)	2,700,000	2,700,000
Bristol, TN IDRB, Robinette Co. Proj., 3.83%, VRDN, (LOC: AmSouth Bancorp)	200,000	200,000
Butler, WI IDRB, Western States Envelope Co. Proj., 3.64%, VRDN, (LOC: Marshall & Ilsley Corp.)	1,440,000	1,440,000
California EDA RB, Killion Inds. Proj., 3.86%, VRDN, (LOC: Union Bank of California)	2,770,000	2,770,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 3.85%, VRDN, (Gtd. by Honeywell Intl., Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 3.68%, VRDN, (LOC: Branch Banking & Trust)	3,000,000	3,000,000

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 3.64%, VRDN, (LOC: Bank of America Corp.)	$3,300,000	$3,300,000
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., 3.69%, VRDN, (LOC: Bank of
the West)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.81%, VRDN, (LOC: Wells Fargo
& Co.)	1,925,000	1,925,000
Colorado HFA EDRB, Gressman Enterprises Proj., 3.67%, VRDN, (LOC: Wells Fargo & Co.)	2,050,000	2,050,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.75%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Cumberland Cnty., TN IDRB, Delbar Products, Inc. Proj., 3.69%, VRDN, (LOC: PNC Finl. Svcs. Group,
Inc.)	1,480,000	1,480,000
Dallas, TX Indl. Dev. Corp. RB, Crane Plumbing Proj., 4.125%, VRDN, (LOC: LaSalle Bank)	4,150,000	4,150,000
Demopolis, AL IDRB, Delaware Mesa Farms Proj., 3.67%, VRDN, (LOC: Wells Fargo & Co.)	5,200,000	5,200,000
Devils Lake, ND IDRB, Noodles by Leonardo, 3.94%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 3.59%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., 3.76%, VRDN, (LOC: Columbus B&T Co.)	7,930,000	7,930,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 3.79%, VRDN, (LOC: U.S. Bancorp)	2,045,000	2,045,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., 3.69%, VRDN, (LOC: Harris Trust & Savings Bank)	1,920,000	1,920,000
Four Season Hsg., Inc. Proj., 3.75%, VRDN, (LOC: KeyCorp)	1,800,000	1,800,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 3.72%, VRDN, (LOC: AmSouth Bancorp)	3,980,000	3,980,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 3.71%, VRDN, (LOC: Fifth Third Bancorp)	1,000,000	1,000,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 3.75%, VRDN, (LOC: Natl. City Corp.)	1,120,000	1,120,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 3.68%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Hackleberg, AL IDRB, River Birch Homes Proj., 3.86%, VRDN, (LOC: AmSouth Bancorp)	610,000	610,000
Haleyville, AL IDRB:
Charming Castle, LLC Proj., 3.86%, VRDN, (SPA: Canadian Imperial Bank)	398,000	398,000
Door Components, LLC Proj., 3.86%, VRDN, (SPA: Canadian Imperial Bank)	1,635,000	1,635,000
Hamilton, AL IDRB, Quality Hsg. Proj., 3.96%, VRDN, (SPA: Canadian Imperial Bank)	815,000	815,000
Hillsboro, TX IDRB, Lamraft, LP Proj., 3.86%, VRDN, (LOC: First Comml. Bank)	870,000	870,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 3.72%, VRDN, (LOC: Crestar Bank)	1,060,000	1,060,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj., 3.81%, VRDN, (LOC: Associated Banc-Corp.)	1,615,000	1,615,000
Huntsville, AL IDRB:
Brown Precision, Inc. Proj., 3.66%, VRDN, (LOC: First Comml. Bank)	2,810,000	2,810,000
Wright-K Technology, Inc. Proj., 3.80%, VRDN, (LOC: Natl. City Corp.)	1,380,000	1,380,000
Illinois Dev. Fin. Auth. IDRB, Cook Composites & Polymers Proj., 3.86%, VRDN, (LOC: BNP Paribas SA)	1,495,000	1,495,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., 3.84%, VRDN, (LOC: Rabobank Intl.)	6,900,000	6,900,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 3.64%, VRDN, (LOC: Bank One)	1,560,000	1,560,000
Iowa Fin. Auth. IDRB, Interwest Proj., 3.69%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,680,000	3,680,000
Jackson, TN IDRB, Gen. Cable Corp. Proj., 3.65%, VRDN, (LOC: JPMorgan Chase & Co.)	9,000,000	9,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 3.72%, VRDN, (LOC: JPMorgan Chase & Co.)	2,300,000	2,300,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 3.69%, VRDN, (SPA: Bay Hypo-Und
Vereinsbank AG)	6,000,000	6,000,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 3.77%, VRDN, (LOC: U.S. Bancorp)	795,000	795,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. A, 3.65%, VRDN, (SPA: Societe Generale)	11,000,000	11,000,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 3.74%, VRDN, (LOC: U.S. Bancorp)	2,520,000	2,520,000
Mankato, MN IDRB, Katolight Proj., 3.79%, VRDN, (LOC: U.S. Bancorp)	2,050,000	2,050,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 3.71%, VRDN, (LOC: KeyCorp)	2,765,000	2,765,000
Massachusetts IFA IDRB:
Portland Causeway Proj., 3.95%, VRDN, (LOC: Sovereign Bancorp, Inc.)	2,000,000	2,000,000
Portland Causeway Realty Trust Co., Ser. 1988, 3.95%, VRDN, (LOC: Sovereign Bancorp, Inc.)	700,000	700,000
Miami-Dade Cnty., FL IDA RB, Cigarette Racing Team Proj., 3.62%, VRDN, (LOC: Bank of America
Corp.)	200,000	200,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., 6.08%, VRDN, (SPA:
Sumitomo Bank, Ltd.)	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB:
Quantum, Inc. Proj., 3.76%, VRDN, (LOC: Heller Finl., Inc.)	4,300,000	4,300,000
Wilden Adventures Proj., 3.74%, VRDN, (LOC: Comerica Bank)	3,930,000	3,930,000

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Minnesota Agriculture & DRB, Como Partnership Proj., Ser. 1996, 3.79%, VRDN, (LOC: Firstbank
Corp.)	$1,415,000	$1,415,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 3.86%, VRDN, (SPA: Societe
Generale)	3,390,000	3,390,000
Mobile Cnty., AL IDRB, FGDI, LLC Proj., 3.69%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,850,000	3,850,000
Montgomery Cnty., OH Port Auth. Facs. RB, Sherman Dixie Proj., 3.78%, VRDN, (LOC: Amsouth
Bank, NA)	3,395,000	3,395,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., 3.69%, VRDN, (LOC: Wells
Fargo & Co.)	5,500,000	5,500,000
New Lisbon, WI IDRB, Leer, LP Proj., 3.79%, VRDN, (LOC: U.S. Bancorp)	2,325,000	2,325,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 3.69%, VRDN, (LOC: U.S. Bancorp)	2,590,000	2,590,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 3.62%, VRDN, (LOC: Bank of
America Corp.)	2,075,000	2,075,000
Olathe, KS IDRB, Insulite Proj., 3.82%, VRDN, (LOC: U.S. Bancorp)	1,600,000	1,600,000
Oregon EDRB, Beef Northwest Feeders, Inc., 3.69%, VRDN, (LOC: Bank of America Corp.)	1,575,000	1,575,000
Osceola Vlg., WI IDRB, Johnson Family, LP, 3.67%, VRDN, (LOC: U.S. Bancorp)	2,115,000	2,115,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, 3.71%, VRDN, (LOC: Bank of
California)	1,725,000	1,725,000
Pinal Cnty., AZ IDA RB, Solid Waste Disposal, Feenstra Investments, LLC Proj., 3.69%, VRDN, (LOC:
KeyCorp)	1,250,000	1,250,000
Plymouth, WI IDRB, Wisconsin Plastics Products, Inc., 3.81%, VRDN, (LOC: Associated Banc-Corp.)	1,205,000	1,205,000
Portland, OR EDA RB, Broadway Proj., 3.59%, VRDN, (Insd. by AMBAC & LOC: KeyCorp)	4,500,000	4,500,000
Rockwall, TX IDRB, Columbia Extrusion Corp., 3.80%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 3.62%, VRDN, (LOC: Bank of America Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 3.81%, VRDN, (LOC: Associated Banc-Corp.)	1,935,000	1,935,000
Skokie, IL EDRB, Skokie Fashion Square Proj., 3.94%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB:
Compact Air Products, LLC, 3.71%, VRDN, (LOC: KeyCorp)	2,735,000	2,735,000
Ortec, Inc. Proj., Ser. B, 3.67%, VRDN, (LOC: Bank of America Corp.)	2,400,000	2,400,000
Roller Bearing Co. Proj., Ser. 1994-A, 3.76%, VRDN, (Liq.: Heller Finl., Inc.)	7,700,000	7,700,000
South Central, PA Gen. Auth. RB, 3.61%, VRDN, (Insd. by AMBAC & SPA: RBC Centura Bank)	7,000,000	7,000,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 3.79%, VRDN, (LOC: U.S. Bancorp)	1,950,000	1,950,000
Springfield, MO IDA RB, SLH Investments, LLC Proj., 3.90%, VRDN, (LOC: U.S. Bancorp)	1,315,000	1,315,000
St. Charles Cnty., MO IDRB:
Craftsmen Inds. Proj., 3.71%, VRDN, (LOC: U.S. Bancorp)	5,460,000	5,460,000
Kuenz Heating & Sheet Metal, 3.88%, VRDN, (LOC: U.S. Bancorp)	2,200,000	2,200,000
Summit Cnty., UT IDRB, Hornes’ Kimball Proj., Ser. 1985, 4.06%, VRDN, (LOC: U.S. Bancorp)	500,000	500,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., 3.69%, VRDN, (SPA: Rabobank Intl.)	21,500,000	21,500,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., 3.76%, VRDN, (LOC: Regions Bank)	4,000,000	4,000,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., 3.65%, VRDN, (SPA: Sumitomo Bank, Ltd.)	4,500,000	4,500,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 3.71%, VRDN, (LOC: KeyCorp)	2,390,000	2,390,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 3.80%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., 3.69%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, 3.71%, VRDN, (LOC: KeyCorp)	1,345,000	1,345,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 3.82%, VRDN, (LOC: Crestar Bank)	1,810,000	1,810,000
Ser. B, 3.82%, VRDN, (LOC: Crestar Bank)	1,185,000	1,185,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., 3.83%, VRDN, (LOC: AmSouth Bancorp)	8,000,000	8,000,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 3.90%, VRDN, (LOC: Bank of the West)	3,880,000	3,880,000

		295,421,000

LEASE 0.7%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.80%, VRDN, (LOC: LaSalle
Bank, NA)	1,909,600	1,909,600
Goat Hill Properties, Washington Lease RB ROC, 3.60%, VRDN, (Insd. by MBIA)	1,335,000	1,335,000
MBIA Capital Corp. Grantor Trust Lease PFOTER, 3.66%, VRDN, (SPA: Landesbank Hessen)	2,450,000	2,450,000

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.60%, VRDN, (Liq.: Morgan Stanley)	$2,227,500	$2,227,500
St. Lucie Cnty., FL Sch. Board RB, 3.59%, VRDN, (LOC: Bank of New York Co.)	6,199,000	6,199,000

		14,121,100

MANUFACTURING 0.7%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 3.62%, VRDN, (LOC: SunTrust Banks, Inc.)	3,150,000	3,150,000
Pinellas Cnty., FL IDA RB, Sure-Feed Engineering, Inc. Proj., 3.67%, VRDN, (LOC: Bank of America
Corp.)	2,500,000	2,500,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 3.77%, VRDN, (LOC: Bank of
America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 3.67%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000

		14,900,000

MISCELLANEOUS REVENUE 19.8%
Calcasieu Parish, LA Indl. Dev. Board RB, Citgo Petroleum Corp. Proj., 3.66%, VRDN, (LOC:
BNP Paribas)	8,600,000	8,600,000
Cassia Cnty., ID IDRB, Oak Valley Land Corp. Proj., 3.69%, VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
Clarksville, TN Pub. Bldg. Auth. RB, 3.64%, VRDN, (LOC: Bank of America Corp.)	23,605,000	23,605,000
Decatur, AL Indl. Dev. Board Solid Waste Disposal RB, Amoco Chemical Co. Proj., 3.66%, VRDN,
(Gtd. by BP plc)	3,850,000	3,850,000
DeSoto, TX IDA RRB, Solar Turbines Proj., 3.60%, VRDN, (Insd. by Merrill Lynch & Co., Inc.)	7,050,000	7,050,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 3.76%, VRDN, (Gtd. by
Honeywell Intl., Inc.)	4,000,000	4,000,000
Magnolia, AR IDRB, American Fuel Cell Proj., 3.94%, VRDN, (SPA: Commerce de France)	1,055,000	1,055,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures, Ser. 2002-A,
3.71%, VRDN, (LOC: AmSouth Bancorp)	3,685,000	3,685,000
Montgomery Cnty., TN Pub. Bldg. Auth. RB, 3.64%, VRDN, (LOC: Bank of America Corp.)	10,600,000	10,600,000
Municipal Securities Pool Trust Receipts:
3.69%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	14,770,000	14,770,000
Ser. 2006-7010, Class A, 3.59%, VRDN, (Liq.: Bear Stearns Cos.)	4,665,000	4,665,000
Municipal Securities Trust Cert., Ser. 2006-3017, Class A, 3.66%, VRDN, (Insd. by AMBAC & Liq.:
Bear Stearns Cos.)	5,000,000	5,000,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., 3.45%, VRDN, (Gtd. by ConocoPhillips)	6,000,000	6,000,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 3.68%, VRDN	4,300,000	4,300,000
PFOTER:
3.76%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	234,449,000	234,449,000
Ser. A, 3.63%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	175,000	175,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 3.71%, VRDN, (Gtd.
by Motiva Enterprises, LLC)	10,635,000	10,635,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources, Ser. A:
3.87%, VRDN, (Gtd. by Flint Hills Resources)	9,000,000	9,000,000
3.88%, VRDN, (Gtd. by Flint Hills Resources)	25,000,000	25,000,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 3.76%, VRDN, (Gtd. by Caterpillar, Inc.)	1,000,000	1,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 3.69%, VRDN, (LOC: Wells Fargo & Co.)	16,000,000	16,000,000
Ser. B, 3.69%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 3.69%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Valdez, AK Marine Terminal RB, ConocoPhillips Co. Proj., 3.77%, VRDN, (Gtd. by ConocoPhillips)	3,480,000	3,480,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.76%, VRDN, (Gtd. by Dow
Chemical Co.)	20,300,000	20,300,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., 3.62%, VRDN, (LOC: U.S. Bancorp)	3,420,000	3,420,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 3.64%, VRDN, (LOC: KeyCorp)	2,305,000	2,305,000

		428,444,000

PORT AUTHORITY 0.3%
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., 3.66%, VRDN, (Insd. by AMBAC &
LOC: AmSouth Bancorp)	6,990,000	6,990,000

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 0.9%
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 3.70%, VRDN, (LOC: First
Tennessee Bank)	$12,245,000	$12,245,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER:
Ser. 1002, Class A, 3.61%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,360,000	4,360,000
Ser. 1002, Class C, 3.61%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,980,000	1,980,000

		18,585,000

RESOURCE RECOVERY 1.2%
Broward Cnty., FL Resource Recovery RRB, Wheellabrator South-A, 5.00%, 12/01/2006	4,035,000	4,040,367
Montana Board Resource Recovery RB, Colstrip Energy, LP Proj., 3.70%, VRDN, (LOC: Dexia SA)	6,685,000	6,685,000
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B, 3.94%, VRDN, (LOC: Bank One)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 3.94%, VRDN, (SPA: Bank of
Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		26,725,367

SOLID WASTE 0.2%
Iowa Fin. Auth. Solid Waste Disposal, RB, Jacksonville Farm Proj., 3.69%, VRDN, (LOC: SunTrust
Banks, Inc.)	4,800,000	4,800,000

SPECIAL TAX 2.2%
ABN AMRO Munitops COP, Ser. 2002-24, 3.60%, VRDN, (LOC: ABN AMRO Bank)	1,300,000	1,300,000
Central Puget Sound, Washington Regl. Transit Auth. RB, ROC, 3.60%, VRDN, (Insd. by AMBAC)	18,509,000	18,509,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj.:
Ser. A, 3.65%, VRDN, (LOC: Northern Trust Co.)	8,170,000	8,170,000
Ser. B, 3.65%, VRDN, (LOC: Northern Trust Co.)	10,400,000	10,400,000
Reno, NV Sales Tax RB, Ser. 2006-3G, 3.62%, VRDN, (Liq.: Goldman Sachs & Co.)	5,825,000	5,825,000
Washington GO, Motor Vehicle Tax, Ser. 2002-B, 3.61%, VRDN, (Insd. by FSA & LOC: Bank of
New York Co.) 144A	2,760,000	2,760,000

		46,964,000

TOBACCO REVENUE 0.7%
Badger Tobacco Asset Security Corp. RB, PFOTER:
3.62%, VRDN, (LOC: Lloyds TSB Group plc)	3,575,000	3,575,000
3.65%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,060,000	4,060,000
New York, NY TSASC, Inc. RB, ROC, 3.60%, VRDN, (Insd. by Citigroup, Inc. & Liq.: Citibank)	5,600,000	5,600,000
Tobacco Settlement Fin. Corp. of New Jersey RB, PFOTER, 3.61%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	1,400,000	1,400,000

		14,635,000

TRANSPORTATION 1.5%
Central Puget Sound, Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 3.60%, VRDN, (Insd. by
FGIC & Liq.: Morgan Stanley)	910,000	910,000
E 470 Pub. Highway, Colorado Auth. RB, PFOTER, 3.62%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,425,000	5,425,000
Massachusetts Turnpike Auth. Metro. Hwy. Sys. RB, ROC, 3.60%, VRDN, (Insd. by MBIA & Liq.:
Citigroup, Inc.)	6,505,000	6,505,000
New Jersey Transit RB, PFOTER:
Ser. 1365, 3.60%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	1,155,000	1,155,000
Ser. 1366, 3.60%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	960,000	960,000
New Jersey TTFA, Ser. 38, 3.62%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo)	2,585,000	2,585,000
New Mexico Finl. Auth. Trans. RB, Ser. 435, 3.60%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase
& Co.)	3,845,000	3,845,000
New York Thruway Auth. Gen. RB, MSTR, 3.72%, VRDN, (SPA: Societe Generale)	11,200,000	11,200,000

		32,585,000

UTILITY 2.0%
American Pub. Energy Agcy. RB, Nebraska Gas Supply Proj., Ser. A, 3.56%, VRDN, (SPA: Societe
Generale)	16,900,000	16,900,000
Appling Cnty., GA Dev. Auth. PCRB, Georgia Power Hatch Plant Proj., Ser. 2, 3.68%, VRDN, (Gtd.
by Georgia Power Co.)	2,800,000	2,800,000

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Carroll Cnty., KY Solid Waste Disposal Facs. RB, Kentucky Util. Co. Proj., 3.76%, VRDN, (Gtd. by
Kentucky Util. Co.)	$8,700,000	$8,700,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 3.78%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	1,000,000	1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.89%, VRDN, (Gtd. by Delmarva Power &
Light Co.)	5,550,000	5,550,000
Florida Util. Auth. RB, Ser. 327, 3.60%, VRDN, (Liq.: Morgan Stanley)	500,000	500,000
Houston, TX Util. Sys. RB, ROC, 3.60%, VRDN, (Insd. by MBIA & Liq.: Citibank)	4,500,000	4,500,000
San Antonio, TX Elec. & Gas RB, ROC, 3.60%, VRDN, (Insd. by FSA & Liq.: Citigroup Inc.)	3,120,000	3,120,000

		43,070,000

WATER & SEWER 2.0%
ABN AMRO Munitops Cert. Trust RB:
3.60%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	5,700,000	5,700,000
3.61%, VRDN, (Insd. by FSA)	9,995,000	9,995,000
Colorado River, Texas Muni. Water Dist. RB, Republic Waste Svcs., Inc. Proj., 3.67%, VRDN, (LOC:
Bank of America Corp.)	4,000,000	4,000,000
Gulf Coast, TX Waste Disposal Auth. RB, Republic Waste Svcs., Inc. Proj., 3.67%, VRDN, (LOC:
Bank of America Corp.)	3,500,000	3,500,000
Houston, TX Water & Sewer Sys. RB, 3.62%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	1,045,000	1,045,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB, 3.69%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Massachusetts Water Resource Auth. Eagle RB, Class A, 3.61%, VRDN, (Liq.: Citigroup, Inc.)	7,400,000	7,400,000
New York, NY Water Fin. Auth. Water & Sewer RRB, 3.60%, VRDN, (SPA: State Street Corp.)	2,500,000	2,500,000
Niceville, FL Water & Sewer RB, Ser. B, 3.58%, VRDN, (Insd. by AMBAC & LOC: Columbus B&T Co.)	1,340,000	1,340,000
Raleigh, NC Comb Enterprise Sys. RB, ROC, 3.60%, VRDN, (LOC: Citibank)	4,965,000	4,965,000

		42,945,000

Total Investments (cost $2,163,132,316) 99.9%		2,163,132,316
Other Assets and Liabilities 0.1%		2,195,103

Net Assets 100.0%		$2,165,327,419

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2006.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

EVERGREEN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IFA	Industrial Finance Agency
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of October 31, 2006:

Texas	6.9%	Wyoming	1.0%
Tennessee	5.5%	Michigan	0.9%
Georgia	4.0%	Missouri	0.9%
Delaware	3.9%	South Dakota	0.8%
Florida	3.8%	Hawaii	0.7%
California	3.7%	Kansas	0.6%
Illinois	3.4%	Minnesota	0.6%
Colorado	3.2%	New Jersey	0.5%
Alabama	3.1%	New Mexico	0.5%
Louisiana	2.9%	Puerto Rico	0.5%
Rhode Island	2.6%	Utah	0.5%
Washington	2.6%	Alaska	0.4%
Indiana	2.5%	Arizona	0.4%
Massachusetts	2.2%	Idaho	0.4%
Mississippi	2.1%	Iowa	0.4%
Wisconsin	1.9%	Oklahoma	0.4%
Pennsylvania	1.8%	Virginia	0.4%
Nebraska	1.7%	Montana	0.3%
District of Columbia	1.6%	Nevada	0.3%
New York	1.6%	Oregon	0.3%
South Carolina	1.4%	Arkansas	0.2%
Ohio	1.3%	North Carolina	0.2%
North Dakota	1.2%	Maine	0.1%
Kentucky	1.0%	West Virginia	0.1%
Maryland	1.0%	Non-state specific	21.7%

			100.0%

On October 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

EVERGREEN TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Principal Amount	Value

REPURCHASE AGREEMENTS* 100.4%
ABN AMRO, Inc., Avg. rate of 5.25%, dated 10/30/2006, maturing 11/06/2006; maturity value
$80,081,667 (1) **	$80,000,000	$80,000,000
Bank of America Corp., Avg. rate of 5.25%, dated 10/30/2006, maturing 11/06/2006; maturity
value $80,081,733 (2) **	80,000,000	80,000,000
Barclays plc, 5.26%, dated 10/31/2006, maturing 11/01/2006; maturity value $80,011,689 (3)	80,000,000	80,000,000
Citigroup, Inc., Avg. rate of 5.26%, dated 10/30/2006, maturing 11/06/2006; maturity value
$80,081,822 (4) **	80,000,000	80,000,000
Credit Suisse First Boston, LLC, Avg. rate of 5.25%, dated 10/30/2006, maturing 11/06/2006;
maturity value $80,081,644 (5) **	80,000,000	80,000,000
Deutsche Bank AG:
5.27%, dated 10/31/2006, maturing 11/01/2006; maturity value $200,029,278 (6)	200,000,000	200,000,000
Avg. rate of 5.26%, dated 10/30/2006, maturing 11/06/2006; maturity value $80,081,822 (6) **	80,000,000	80,000,000
Avg. rate of 5.27%, dated 10/30/2006, maturing 11/06/2006; maturity value $80,081,911 (6) **	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 5.25%, dated 10/30/2006, maturing 11/06/2006;
maturity value $80,081,644 (7) **	80,000,000	80,000,000
HSBC Holdings, plc, Avg. rate of 5.25%, dated 10/30/2006, maturing 11/06/2006; maturity value
$80,081,667 (8) **	80,000,000	80,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 5.24%, dated 10/30/2006, maturing 11/06/2006;
maturity value $80,081,511 (9) **	80,000,000	80,000,000
Merrill Lynch & Co., Inc., 5.27%, dated 10/31/2006, maturing 11/01/2006; maturity value
$80,011,711 (10)	80,000,000	80,000,000
Morgan Stanley:
5.27%, dated 10/31/2006, maturing 11/01/2006; maturity value $215,003,328 (11)	214,971,859	214,971,859
Avg. rate of 5.25%, dated 10/30/2006, maturing 11/06/2006; maturity value
$110,112,383 (11) **	110,000,000	110,000,000
RBC Dain Rauscher Corp., Avg. rate of 5.25%, dated 10/30/2006, maturing 11/06/2006; maturity
value $180,183,750 (12) **	180,000,000	180,000,000
Societe Generale, 5.27%, dated 10/31/2006, maturing 11/01/2006; maturity value $200,029,278 (13)	200,000,000	200,000,000
UBS AG:
5.26%, dated 10/31/2006, maturing 11/01/2006; maturity value $80,011,689 (14)	80,000,000	80,000,000
5.27%, dated 10/31/2006, maturing 11/01/2006; maturity value $80,011,711 (15)	80,000,000	80,000,000

Total Investments (cost $1,944,971,859) 100.4%		1,944,971,859
Other Assets and Liabilities (0.4%)		(7,331,502)

Net Assets 100.0%		$1,937,640,357

1

EVERGREEN TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
*	Collateralized by:
	(1)	$81,844,000 U.S. Treasury Note, 4.50%, 9/30/2011, value including accrued interest is $81,600,528.
	(2)	$81,429,000 U.S. Treasury Note, 4.875%, 10/31/2008, value including accrued interest is $81,600,815.
	(3)	$110,282,193 U.S. Treasury STRIPS, 0.00%, 5/15/2013, value is $81,600,000.
	(4)	$79,111,802 GNMA, 6.50%, 10/15/2036, value including accrued interest is $81,600,000.
	(5)	$56,265,000 U.S. Treasury Bond, 7.875%, 2/15/2021, value including accrued interest is $74,554,917; $7,194,000 U.S. Treasury Note, 2.625%, 5/15/2008, value including accrued interest is $7,050,013.
	(6)	$96,292,752 GNMA, 5.00% to 6.00%, 7/20/2034 to 5/15/2036, value including accrued interest is $81,615,352; $255,384,000 U.S. Treasury TIPS, 2.00% to 3.00%, 7/15/2012 to 1/15/2016, value including accrued interest is $285,585,549. This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.
	(7)	$81,430,000 U.S. Treasury Note, 4.875%, 10/31/2008, value including accrued interest is $81,601,818.
	(8)	$170,240,000 U.S. Treasury STRIPS, 0.00%, 11/15/2021, value is $81,601,135.
	(9)	$166,864,000 U.S. Treasury STRIPS, 0.00%, 8/15/2012 to 11/15/2024, value is $81,600,987.
	(10)	$81,499,000 U.S. Treasury Notes, 4.50%, 9/30/2011 to 11/15/2015, value including accrued interest is $81,602,509.
	(11)	$677,778,000 U.S. Treasury STRIPS, 0.00%, 8/15/2020 to 11/15/2021, value is $331,471,435.
	(12)	$35,147,000 U.S. Treasury Bonds, 4.50% to 8.75%, 5/15/2016 to 2/15/2036, value including accrued interest is $40,705,513; $122,244,000 U.S. Treasury Notes, 2.875% to 6.625%, 11/30/2006 to 8/15/2016, value including accrued interest is $123,624,722; $14,000,000 U.S. Treasury Bill, 0.00%, 1/4/2007, value is $13,875,400; $248,000 U.S. Treasury STRIPS, 0.00%, 5/15/2007 to 5/15/2017, value is $157,330; $1,500,000 U.S. Treasury TIPS, 2.375%, 1/15/2025, value including accrued interest is $1,637,799.
	(13)	$207,655,000 U.S. Treasury Notes, 4.00% to 4.75%, 11/15/2008 to 4/15/2010, value including accrued interest is $204,000,409.
	(14)	$497,046,303 GNMA, 4.00% to 12.50%, 1/15/2007 to 10/15/2036, value including accrued interest is $81,600,360.
	(15)	$81,645,000 U.S. Treasury Note, 4.625%, 10/31/2011, value including accrued interest is $81,600,093.
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.
Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation Protected Securities
On October 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

2

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
AIRPORT 13.6%
Greater Orlando Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 3.62%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	$3,100,000	$3,100,000
Ser. B, 3.62%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	3,000,000	3,000,000
Metropolitan Washington, DC Arpt. Auth. RB, 3.68%, 11/15/2006, (LOC: Bank of America Corp.)	3,000,000	2,999,778
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 3.82%, VRDN, (Gtd. by Boeing Co.)	16,910,000	16,910,000
Ser. B, 3.82%, VRDN, (Gtd. by Boeing Co.)	19,030,000	19,030,000
Miami-Dade Cnty., FL Intl. Arpt. Proj. MSTR, 3.59%, VRDN, (SPA: Societe Generale)	2,100,000	2,100,000

		47,139,778

CONTINUING CARE RETIREMENT COMMUNITY 2.5%
Bay Cnty., FL RB, Methodist Home for Aging, 3.61%, VRDN, (Insd. by FHLB)	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB, 3.56%, VRDN, (LOC: SunTrust Banks, Inc.)	830,000	830,000

		8,715,000

EDUCATION 2.5%
Brevard Cnty., FL Sch. Board COP, Ser. 638, 3.60%, VRDN, (LOC: JPMorgan Chase & Co.)	2,480,000	2,480,000
University of South Florida Research Foundation RB, Univ. Tech. Proj., Ser. B, 3.59%, VRDN, (LOC:
Bank of America Corp.)	700,000	700,000
Volusia Cnty., FL Edl. Facs. Auth. RB, ROC, 3.61%, VRDN, (LOC: CitiBank, NA)	5,645,000	5,645,000

		8,825,000

GENERAL OBLIGATION – LOCAL 3.4%
Miami-Dade Cnty., FL GO, ROC, 3.61%, VRDN, (LOC: CitiBank, NA)	7,560,000	7,560,000
Munster, IN GO, 4.50%, 12/29/2006	1,895,000	1,896,769
Wildgrass, CO GO, 3.60%, 12/01/2006, (LOC: Compass Bank, Inc.)	2,500,000	2,500,000

		11,956,769

GENERAL OBLIGATION – STATE 3.3%
Florida Board of Ed. GO:
ROC, 3.60%, VRDN, (LOC: CitiBank, NA)	7,175,000	7,175,000
Ser. 137, 3.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,975,000	2,975,000
Florida Dept. of Trans. GO, ROC, 3.60%, VRDN, (Liq.: Citigroup, Inc.)	1,490,000	1,490,000

		11,640,000

HOSPITAL 14.6%
Halifax, FL Med. Ctr. RB, 3.60%, VRDN, (Liq.: CitiBank, NA)	6,500,000	6,500,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 3.60%, VRDN, (LOC: SunTrust Banks, Inc.)	300,000	300,000
Ser. C, 3.60%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. B, 3.57%, VRDN, (LOC:
SunTrust Banks, Inc.)	5,500,000	5,500,000
Houston Cnty., AL Hlth. Care Facs. RB, PFOTER, 3.35%, 11/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	3,000,000	3,000,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A, 3.50%, 03/01/2007,
(Gtd. by Ascension Hlth. Credit Group)	3,000,000	3,000,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 3.64%, VRDN, (LOC: Bank of America Corp.)	9,000,000	9,000,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 3.66%, VRDN, (LOC: Bank of America
Corp.)	800,000	800,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 3.64%, VRDN, (LOC: WestLB AG)	12,895,000	12,895,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., 3.64%, VRDN, (LOC:
SunTrust Banks, Inc.)	9,240,000	9,240,000

		50,735,000

HOUSING 24.2%
Alachua Cnty., FL HFA RB, Hsg. Univ. Cove Apts. Proj., 3.60%, VRDN, (LOC: SunTrust Banks, Inc.)	3,965,000	3,965,000
Brevard Cnty., FL HFA MHRB:
PFOTER, 3.60%, VRDN, (Insd. by FHLMC)	3,340,000	3,340,000
Shore View Apts. Proj., 3.60%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
Broward Cnty., FL HFA RB, Ser. 2000-C, 3.78%, VRDN, (LOC: CitiBank, NA)	5,000	5,000

1

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Broward Cnty., FL MHRB, Cypress Grove Apt., Ser. B, 4.06%, VRDN, (LOC: CitiBank, NA)	$4,270,000	$4,270,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.71%, VRDN, (SPA: State Street Corp.)	114,013	114,013
Ser. 2000-1, 3.64%, VRDN, (SPA: State Street Corp.)	6,345,000	6,345,000
Florida Hsg. Fin. Corp. MHRB:
3.64%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,360,000	6,360,000
Lake Shore Apts. Proj., 3.63%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
Lee Vista Apts. Proj., 3.59%, VRDN, (Insd. by FHLMC)	6,775,000	6,775,000
Maitland Apts. Proj., 3.59%, VRDN, (Insd. by FHLMC)	9,525,000	9,525,000
Spring Haven Apts. Proj., 3.63%, VRDN, (LOC: CitiBank, NA)	5,690,000	5,690,000
Oakland, CA MHRB PFOTER, 3.45%, 11/09/2006, (LOC: Lloyds TSB Group plc)	5,000,000	5,000,000
Palm Beach, FL MMA Finl. MHRB, Ser. B, Class A, 3.67%, VRDN, (LOC: SunTrust Banks, Inc.)	8,940,000	8,940,000
PFOTER, Class B:
3.40%, 02/01/2007, (Insd. by FHLMC)	1,925,000	1,925,000
3.85%, 07/05/2007, (LOC: Lloyds TSB Group plc)	2,550,000	2,550,000
Pinellas Cnty., FL HFA PFOTER, 3.63%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	235,000	235,000
Pinellas Cnty., FL HFA SFHRB, 3.63%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,465,000	1,465,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 3.61%, VRDN, (LOC: Bank of America Corp.)	5,700,000	5,700,000
Wisconsin Hsg. & EDA SFHRB, 3.68%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	3,600,000	3,600,000

		83,904,013

INDUSTRIAL DEVELOPMENT REVENUE 9.8%
Alachua Cnty., FL IDRB, Florida Rock Proj., 3.62%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 3.71%, VRDN, (LOC: Wells Fargo & Co.)	1,530,000	1,530,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., 3.67%, VRDN, (LOC: Bank of America Corp.)	250,000	250,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 3.71%, VRDN, (LOC: Bank of
America Corp.)	3,100,000	3,100,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Bldg. Proj.:
Ser. A-1, 3.72%, VRDN, (LOC: SunTrust Banks, Inc.)	870,000	870,000
Ser. A-2, 3.67%, VRDN, (LOC: SunTrust Banks, Inc.)	590,000	590,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 3.72%, VRDN, (LOC: SunTrust Banks, Inc.)	1,090,000	1,090,000
Fort Walton Proj., Ser. A-4, 3.67%, VRDN, (LOC: SunTrust Banks, Inc.)	670,000	670,000
Novelty Crystal Proj., 3.67%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Plastics Components Proj., 3.67%, VRDN, (LOC: SunTrust Banks, Inc.)	800,000	800,000
Suncoast Bakeries Proj., Ser. A-1, 3.67%, VRDN, (LOC: SunTrust Banks, Inc.)	550,000	550,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 3.67%, VRDN, (LOC: SunTrust
Banks, Inc.)	700,000	700,000
Massachusetts IFA IDRB, Portland Causeway Proj., 3.80%, VRDN, (LOC: Sovereign Bancorp, Inc.)	600,000	600,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 3.62%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000
North Slope Borough, AK IDRB, BP Exploration Alaska Proj., 3.66%, VRDN, (Gtd. by BP plc)	875,000	875,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 3.67%, VRDN, (LOC: Bank of America Corp.)	1,400,000	1,400,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., 3.80%, VRDN, (LOC: U.S. Bancorp)	1,470,000	1,470,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., 3.81%, VRDN, (LOC: Associated Banc-Corp.)	1,580,000	1,580,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 3.61%, VRDN, (LOC: Bank of America
Corp.)	4,865,000	4,865,000

		34,040,000

LEASE 0.8%
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.60%, VRDN, (Liq.: Morgan Stanley)	350,000	350,000
St. Lucie Cnty., FL Sch. Board RB, 3.59%, VRDN, (LOC: Bank of New York Co.)	2,287,500	2,287,500

		2,637,500

MISCELLANEOUS REVENUE 11.6%
Calcasieu Parish, LA Indl. Dev. Board RB, Citgo Petroleum Corp. Proj., 3.66%, VRDN, (LOC: BNP
Paribas)	5,900,000	5,900,000
Decatur, AL Indl. Dev. Board Solid Waste Disposal RB, Amoco Chemical Co. Proj., 3.66%, VRDN,
(Gtd. by BP plc)	1,000,000	1,000,000

2

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Miami-Dade Cnty., FL TOC, Ser. Z-9, 3.63%, VRDN, (Gtd. by Goldman Sachs Group, Inc.)	$13,000,000	$13,000,000
Palm Beach Cnty., FL RB, Jewish Cmnty. Campus Corp., 3.63%, VRDN, (LOC: Northern Trust Corp.)	5,840,000	5,840,000
PFOTER, 3.76%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	8,040,000	8,040,000
Port Corpus Christi, TX Indl. Dev. Corp. RB, Citgo Petroleum Corp. Proj., 3.63%, VRDN, (Liq.:
JPMorgan Chase & Co.)	2,900,000	2,900,000
Valdez, AK Marine Terminal RB:
BP Pipelines, Inc. Proj., Ser. A, 3.64%, VRDN, (Gtd. by BP plc)	500,000	500,000
ConocoPhillips Proj., 3.68%, 06/01/2007, (Gtd. by ConocoPhillips)	3,000,000	3,000,000

		40,180,000

PUBLIC FACILITIES 3.5%
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, 3.71%, VRDN, (LOC: Bank of America Corp.)	4,590,000	4,590,000
Miami-Dade Cnty., FL Sch. Board COP:
3.60%, VRDN, (Insd. by FGIC & Liq.: Citigroup, Inc. )	4,535,000	4,535,000
3.60%, VRDN, (Insd. by FGIC & LOC: JPMorgan Chase & Co.)	3,100,000	3,100,000

		12,225,000

RESOURCE RECOVERY 2.0%
Broward Cnty., FL Resource Recovery RRB, Wheellabrator South-A Proj., 5.00%, 12/01/2006	4,000,000	4,005,321
Montana Board Resource Recovery RB, Colstrip Energy, LP Proj., 3.70%, VRDN, (LOC: Dexia SA)	2,865,000	2,865,000

		6,870,321

SPECIAL TAX 4.2%
ABN AMRO Munitops COP, Ser. 2002-24, 3.60%, VRDN, (LOC: ABN AMRO Bank)	600,000	600,000
Boynton Beach, FL Cmnty. Redev. Agcy. RB, Ser. 657, 3.60%, VRDN, (Insd. by AMBAC & LOC:
JPMorgan Chase & Co.)	1,585,000	1,585,000
Collier Cnty., FL Gas Tax RB, ROC, 3.60%, VRDN, (Insd. by AMBAC & Liq.: Citigroup, Inc.)	5,355,000	5,355,000
Florida Board of Ed. Lottery COP, Eagle Trust Cert., Ser. 2001-0904, 3.61%, VRDN, (LOC:
CitiBank, NA)	2,600,000	2,600,000
Hillsborough Cnty., FL Capital Impt. Program RB, Ser. A, 3.75%, 11/09/2006, (SPA: State Street Corp.)	4,400,000	4,400,000

		14,540,000

UTILITY 0.2%
Florida Util. Auth. RB, Ser. 327, 3.60%, VRDN, (Liq.: Morgan Stanley)	348,500	348,500
Indiana Cnty., PA IDA PCRRB, Exelon Generation-A Proj., 3.68%, VRDN, (LOC: BNP Paribas)	300,000	300,000

		648,500

WATER & SEWER 3.3%
Bay Cnty., FL Water Sys. RB, PFOTER, Ser. PT-2776, 3.60%, VRDN, (Insd. by AMBAC & Liq.: Merrill
Lynch & Co., Inc.)	5,915,000	5,915,000
Florida Water & Sewer Sys. RB, Ser. 805, 3.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,470,000	5,470,000

		11,385,000

Total Investments (cost $345,441,881) 9 9.5%		345,441,881
Other Assets and Liabilities 0.5%		1,678,243

Net Assets 100.0%		$347,120,124

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

3

EVERGREEN FLORIDA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IFA	Industrial Finance Agency
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TOC	Tender Option Certificate

The following table shows the percent of total investments by geographic location as of October 31, 2006:

Florida	83.8%
Louisiana	1.7%
Wisconsin	1.5%
California	1.4%
Indiana	1.4%
Alaska	1.3%
Alabama	1.2%
Colorado	1.2%
Delaware	1.1%
District of Colombia	0.9%
Montana	0.8%
Texas	0.8%
Massachusetts	0.2%
Pennsylvania	0.1%
Non-state specific	2.6%

100.0%

On October 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

4

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
Principal Amount		Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 55.3%
FAMC, 4.71% 11/30/2006 +	$5,000,000	$4,981,875
FFCB, FRN, 5.25%, 11/01/2006	40,000,000	39,998,256
FHLB:
4.75%, 12/29/2006	10,000,000	9,999,378
5.25%, 02/16/2007	24,920,000	24,920,000
5.30%, 11/01/2006 - 10/26/2007	60,000,000	59,999,016
5.32%, 11/01/2006	38,800,000	38,800,000
FRN:
5.23%, 01/05/2007	25,000,000	24,995,828
5.24%, 11/01/2006	50,000,000	49,997,458
FHLMC:
4.80%, 02/12/2007	15,000,000	14,999,801
5.21%, 12/26/2006 +	100,000,000	99,215,639
FNMA:
5.22%, 01/02/2007 +	41,000,000	40,635,647
5.29%, 12/01/2006 +	35,000,000	34,847,750
5.37%, 01/02/2007 +	26,348,473	26,113,869
5.38%, 01/02/2007 +	78,872,250	78,168,622
5.61%, 09/05/2007	10,000,000	10,000,000

Total U.S. Government & Agency Obligations (cost $557,673,139)		557,673,139

REPURCHASE AGREEMENTS * 44.9%
Bank of America Corp., 5.28%, dated 10/31/2006, maturing 11/01/2006; maturity value
$150,022,000 (1)	150,000,000	150,000,000
Barclays plc, 5.28%, dated 10/31/2006, maturing 11/01/2006; maturity value $150,022,000 (2)	150,000,000	150,000,000
Deutsche Bank AG, 5.29%, dated 10/31/2006, maturing 11/01/2006; maturity value
$152,924,887 (3)	152,902,419	152,902,419

Total Repurchase Agreements (cost $452,902,419)		452,902,419

Total Investments (cost $1,010,575,558) 100.2%		1,010,575,558
Other Assets and Liabilities (0.2%)		(1,518,800)

Net Assets 100.0%		$1,009,056,758

+	Zero coupon bond. The rate shown represents the yield to maturity at date of purchase.
*	Collateralized by:
	(1)	$201,000 STRIPS, 0.00%, 5/2/2009 to 8/8/2013, value is $177,510; $70,007,000 FNMA, 0.00% to 6.00%, 7/1/2007 to 8/22/2016, value including accrued interest is $69,121,427; $81,253,000 FHLB, 0.00%, 12/27/2006, value is $80,602,976; $3,151,000 FAMC, 0.00%, 11/10/2006 to 4/16/2007, value is $3,098,374.
	(2)	$127,861,000 FHLMC, 0.00%, 1/23/2007 to 2/28/2007, value is $125,779,041; $24,048,000 FNMA, 5.30%, 9/12/2008, value including accrued interest is $24,221,480.
(3)	$27,793,000 FNMA, 0.00% to 3.125%, 4/11/2007 to 3/16/2009, value including accrued interest is $27,144,512; $81,750,000 FHLB, 0.00% to 5.375%, 8/19/2011 to 6/30/2015, value including accrued interest is $82,190,114; $41,729,000 TVA, 6.79%, 5/23/2012, value including accrued interest is $46,626,339.

On October 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
STRIPS	Separately Traded Registered Interest and Principal Securities
TVA	Tennessee Valley Authority

1

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.2%
CONTINUING CARE RETIREMENT COMMUNITY 2.7%
New Jersey EDA RRB, Crane’s Mill Proj., Ser. B, 3.57%, VRDN, (Insd. by Sovereign Bank & LOC:
UniCredito Italiano SpA)	$2,985,000	$2,985,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, Wiley Mission Proj., 3.56%, VRDN, (LOC: Commerce
Bancorp, Inc.)	2,625,000	2,625,000

		5,610,000

EDUCATION 4.5%
California CDA RB, Biola Univ., Ser. B, 5.31%, VRDN, (SPA: BNP Paribas SA)	1,900,000	1,900,000
New Jersey EDA RB, Princeton Day Sch. Proj., 3.57%, VRDN, (LOC: Bank of New York)	5,000,000	5,000,000
New Jersey Edl. Facs. Auth. RB, Princeton Univ. Proj., 3.58%, VRDN,	2,650,000	2,650,000

		9,550,000

GENERAL OBLIGATION – LOCAL 6.2%
Camden, NJ BAN, 4.50%, 11/27/2006	8,314,285	8,320,467
Chester Township, NJ BAN, 4.00%, 09/28/2007	1,234,000	1,237,402
Fair Haven, NJ Sch. Dist. GO, 4.00%, 11/05/2006	3,500,000	3,508,393

		13,066,262

GENERAL OBLIGATION – STATE 3.6%
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.67%, VRDN, (Liq.: Societe Generale)	200,000	200,000
Municipal Securities Trust Cert. GO, Ser. 2001-174, Class A, 3.60%, VRDN, (Liq.: Bear Stearns Cos.)	1,200,000	1,200,000
New Jersey GO, Ser. 1995-D, 3.64%, VRDN, (LOC: Chase Manhattan Bank)	6,130,000	6,130,000

		7,530,000

HOSPITAL 11.1%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. B, 3.66%,
VRDN, (LOC: Commerce Bancorp, Inc.)	13,000,000	13,000,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, PFOTER, 3.58%, VRDN, (Insd. by AMBAC & SPA:
Svenska Handelsbank)	4,875,000	4,875,000
New Jersey Hlth. Care Facs. RRB, Ser. 1163, 3.60%, VRDN, (Insd. by Radian Group, Inc. & Liq.:
Morgan Stanley)	5,680,000	5,680,000

		23,555,000

HOUSING 6.2%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.81%, VRDN, (Liq.: American Intl. Group, Inc.)	2,600,000	2,600,000
Memphis, TN Hlth. Edl. & Hsg. Facs. MHRB, Aspenwood Square Apts. Proj., 3.68%, VRDN, (Insd.
by Columbus Bank & Trust Co.)	4,040,000	4,040,000
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. 1012, 3.62%, VRDN, (Insd. by FGIC & Liq.:
Morgan Stanley)	1,385,000	1,385,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.52%, VRDN, (Insd. by Trinity Plus Funding Co.)	503,513	503,513
Newark, NJ Hsg. Auth. MHRB, 3.67%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,820,000	2,820,000
PFOTER, Class I, 3.66%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,700,000	1,700,000

		13,048,513

INDUSTRIAL DEVELOPMENT REVENUE 6.4%
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.15%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	1,355,000	1,355,000
Logan City, UT IDRB, Scientific Tech, Inc., 3.86%, VRDN, (LOC: Bank of the West)	1,700,000	1,700,000
New Jersey EDA RB:
East Meadow Corp. Proj., Ser. 1986-B, 4.15%, VRDN, (LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd.)	3,545,000	3,545,000
El Dorado Terminals Proj., Ser. B, 3.59%, VRDN, (LOC: SunTrust Banks, Inc.)	3,095,000	3,095,000
Hoben Investors Proj., 3.71%, VRDN, (LOC: Valley Natl. Bancorp, Inc.)	1,565,000	1,565,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 3.67%, VRDN, (LOC: Washington Mutual, Inc.)	2,215,000	2,215,000

		13,475,000

MISCELLANEOUS REVENUE 18.8%
Essex Cnty., NJ Impt. Auth. Lease RB, 3.59%, VRDN, (Insd. by FGIC & Liq.: Merrill Lynch & Co., Inc.)	645,000	645,000
Municipal Securities Trust Cert.:
Ser. 2006-3017, Class A, 3.65%, VRDN, (Insd. by AMBAC & Liq.: Bear Stearns Cos.)	6,585,000	6,585,000
Ser. 2006-5013, Class A, 3.65%, VRDN, (Insd. by AMBAC & Liq.: Branch Banking & Trust Co.)	5,125,000	5,125,000
Ser. 2006-7009, Class A, 3.58%, VRDN, (Insd. by MBIA & Liq.: Bear Stearns Cos.)	500,000	500,000

1

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
New Jersey EDA RB, Bayonne Impt. Proj.:
Ser. A, 3.59%, VRDN, (LOC: SunTrust Banks, Inc.)	$1,525,000	$1,525,000
Ser. B, 3.59%, VRDN, (LOC: SunTrust Banks, Inc.)	2,250,000	2,250,000
New Jersey EDA RB, 3.58%, VRDN, (Insd. by AMBAC & Liq.: Dexia SA)	700,000	700,000
New Jersey Env. Infrastructure RB, MSTR, 3.64%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,635,000	9,635,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.74%, VRDN, (Gtd. by
Sunoco, Inc.)	2,000,000	2,000,000
PFOTER, 3.76%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	9,140,000	9,140,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 3.76%, VRDN, (Gtd. by Dow Chemical Co.)	400,000	400,000
Ser. A, 3.76%, VRDN, (Gtd. by Dow Chemical Co.)	1,150,000	1,150,000

		39,655,000

PORT AUTHORITY 1.5%
New Jersey EDA RB, Ser. 78G, 3.66%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	3,100,000	3,100,000

SALES TAX 0.7%
Garden State Preservation Trust RB, Open Space & Farmland Proj., Ser. RR, 3.59%, VRDN, (Insd. by
FSA & Liq.: Goldman Sachs Group, Inc.)	1,535,000	1,535,000

SPECIAL TAX 6.2%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 3.86%, VRDN, (LOC: Zions Bancorp)	2,795,000	2,795,000
New Jersey EDA ROC, 3.59%, VRDN, (Insd. by MBIA)	10,000,000	10,000,000
New York, NY TFA RB, Ser. 2, 3.58%, VRDN, (Liq.: Dexia SA)	300,000	300,000

		13,095,000

TOBACCO REVENUE 18.4%
Tobacco Settlement Fin. Corp. of New Jersey RB, PFOTER:
3.61%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	34,370,000	34,370,000
3.62%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,600,000	4,600,000

		38,970,000

TRANSPORTATION 8.0%
New Jersey Trans. Auth. RB:
3.58%, VRDN, (Insd. by FGIC)	270,000	270,000
MTC, Ser. 2001-1, 3.81%, VRDN, (Liq.: Commerzbank AG)	12,745,000	12,745,000
New Jersey TTFA RB:
3.58%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	1,800,000	1,800,000
Ser. 1403, 3.60%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	1,500,000	1,500,000
New York Thruway Auth. Gen. RB, MSTR, 3.72%, VRDN, (SPA: Societe Generale)	500,000	500,000

		16,815,000

UTILITY 4.3%
Clark Cnty., NV IDRB, Nevada Cogeneration Assn., 3.66%, VRDN, (LOC: ABN AMRO Bank)	2,100,000	2,100,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.89%, VRDN, (Gtd. by Delmarva Power &
Light Co.)	1,600,000	1,600,000
New Jersey EDA Thermal Energy Facs. RB, Thermal Energy, LP, 3.60%, VRDN, (LOC: Bank One)	5,500,000	5,500,000

		9,200,000

WATER & SEWER 0.7%
New Jersey EDA Water Facs. RRB, United Water of New Jersey, Inc. Proj., Ser. A, 3.57%, VRDN,
(Insd. by AMBAC & SPA: Bank of New York)	1,555,000	1,555,000

Total Investments (cost $209,759,775) 99.2%		209,759,775
Other Assets and Liabilities 0.8%		1,615,610

Net Assets 100.0%		$211,375,385

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2006.

2

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificates
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of October 31, 2006:

New Jersey	83.8%
California	2.1%
Tennessee	1.9%
Colorado	1.3%
Nevada	1.0%
Pennsylvania	1.0%
Utah	0.8%
Delaware	0.8%
Indiana	0.7%
Louisiana	0.7%
New York	0.4%
New Mexico	0.2%
Massachusetts	0.1%
Non-state specific	5.2%

100.0%

On October 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

3

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.3%
COMMUNITY DEVELOPMENT DISTRICT 0.6%
Seneca Cnty., NY IDA RB, KidsPeace Natl. Centers Proj., 3.64%, VRDN, (LOC: KeyCorp)	$2,065,000	$2,065,000

EDUCATION 2.3%
New York Dorm. Auth. RB, Mount St. Mary’s College, 3.62%, VRDN, (SPA: Citizens Banking Corp.)	7,300,000	7,300,000

GENERAL OBLIGATION - LOCAL 6.2%
New York, NY GO:
3.61%, VRDN, (Liq.: Dexia SA)	4,255,000	4,225,000
PFOTER:
Ser. 601, 3.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,255,000	5,255,000
Ser. 603, 3.60%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,205,000	5,205,000
Ser. I, 3.58%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000

		19,685,000

HOSPITAL 7.8%
Albany, NY Indl. Dev. Agcy. Civic Facs. RB, Albany Med. Ctr. Hosp. Proj., Ser. A, 3.58%, VRDN,
(LOC: KeyCorp)	5,000,000	5,000,000
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation Proj., 3.64%, VRDN,
(LOC: KeyCorp)	705,000	705,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 3.62%, VRDN, (LOC: M&T Bank Corp.)	4,500,000	4,500,000
New York Dorm. Auth. RB:
Eclipse Funding Trust, 3.56%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bancorp)	3,370,000	3,370,000
Mental Hlth. Svcs. Facs., Ser. 340, 3.58%, VRDN, (Insd. by MBIA & Liq.: Morgan Stanley)	3,982,500	3,982,500
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, 3.64%, VRDN, (LOC:
KeyCorp)	3,085,000	3,085,000
Steuben Cnty., NY IDA RB:
Corning Hosp. Facs. Proj., 3.65%, VRDN, (LOC: M&T Bank Corp.)	1,575,000	1,575,000
Guthrie Corning Dev. Facs. Proj., 3.65%, VRDN, (LOC: M&T Bank Corp.)	2,590,000	2,590,000

		24,807,500

HOUSING 25.1%
Albany, NY Hsg. Auth. Private Account RB, Historic Bleecker Terrace, 3.65%, VRDN, (LOC: KeyCorp)	715,500	715,500
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.81%, VRDN, (Liq.: American Intl. Group, Inc.)	6,700,000	6,700,000
Goldman Sachs Pool Trust, 3.66%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	7,140,000	7,140,000
MMA Finl. MHRB, Ser. A, Class A, 3.67%, VRDN, (Liq.: SunTrust Banks, Inc.)	7,200,000	7,200,000
Nassau Cnty., NY Indl. Dev. Agcy. PFOTER, 3.66%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	32,500,000	32,500,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.52%, VRDN, (Insd. by Trinity Plus Funding Co.)	1,078,956	1,078,956
New York, NY City Hsg. Dev. Corp. MHRB:
1904 Vyse Ave. Apts. Proj., Ser. A, 3.57%, VRDN, (LOC: HSBC Holdings plc)	600,000	600,000
Connecticut Landing Ave. Apts. Proj., Ser. A, 3.62%, VRDN, (LOC: KeyCorp)	7,000,000	7,000,000
Louis Boulevard Apts. Proj., Ser. A, 3.62%, VRDN, (LOC: KeyCorp)	5,000,000	5,000,000
New York, NY Hsg. Dev. Corp. RB, East 17th Street Properties Proj., Ser. 1993-A, 3.61%, VRDN,
(LOC: Commerce Bank, NA & Rabobank Nederland)	3,200,000	3,200,000
Newburgh, NY Indl. Dev. Agcy. MHRB, 3.67%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,165,000	3,165,000
PFOTER, Class C, 3.66%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,560,000	2,560,000
Sherburne Cnty., MN Hsg. & Redev. Auth. RB, Apperts, Inc. Proj., 4.14%, VRDN, (LOC: LaSalle
Bank Corp.)	3,270,000	3,270,000

		80,129,456

INDUSTRIAL DEVELOPMENT REVENUE 6 .2%
California EDA IDRB, Plating Works, Inc. Proj., 3.86%, VRDN, (LOC: Union Bank of California)	2,150,000	2,150,000
Chenango Cnty., NY IDA RB, Baillie Lumber Proj., Ser. A, 3.75%, VRDN, (LOC: Citizens Banking Corp.)	2,951,000	2,951,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.15%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	875,000	875,000
Islip, NY Indl. Dev. Agcy. RB, Radiation Dynamics Proj., Ser. A, 3.62%, VRDN, (LOC: Bank of New
York Co.)	6,000,000	6,000,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 3.65%, VRDN, (LOC: CitiBank, NA)	1,680,000	1,680,000
Sparks, NV EDRB, Rix Inds. Proj., 3.77%, VRDN, (LOC: Wells Fargo & Co.)	1,720,000	1,720,000

1

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
Principal Amount		Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Ulster Cnty., NY Indl. Dev. Agcy. RB:
SunWize Technologies, Ser. A, 3.80%, VRDN, (LOC: HSBC Holdings plc)	$1,740,000	$1,740,000
Zumtobel Staff Proj., Ser. A, 3.71%, VRDN, (LOC: Creditanstalt Bank)	1,500,000	1,500,000
Yakima Cnty., WA Pub. Corp. RB, Longview Fibre Co. Proj., 3.75%, VRDN, (LOC: Bank of
America Corp.)	1,240,000	1,240,000

		19,856,000

MISCELLANEOUS REVENUE 4.9%
Brazos River, TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. B, 4.75%, 05/15/2007,
(Gtd. by Dow Chemical Co.)	2,600,000	2,621,599
New Jersey Muni. Securities Pool Trust Receipts, Ser. 2006-7009, Class A, 3.58%, VRDN, (Insd. by
MBIA & Liq.: Bear Stearns Cos.)	2,000,000	2,000,000
New York, NY Indl. Dev. Agcy. RB, Casa Proj., 3.66%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.74%, VRDN, (Gtd. by
Sunoco, Inc.)	3,000,000	3,000,000
PFOTER, 3.76%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,802,000	4,802,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 3.60%, 03/01/2007,
(Gtd. by Becton Dickinson & Co.)	2,100,000	2,100,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.76%, VRDN, (Gtd. by Dow
Chemical Co.)	300,000	300,000

		15,823,599

SPECIAL TAX 3.5%
Metropolitan Trans. Auth. of New York RB, Dedicated Tax Fund, Class A, 3.60%, VRDN, (LOC:
CitiBank, NA)	6,000,000	6,000,000
New York Urban Dev. Corp. PFOTER, 3.58%, VRDN, (Insd. by Societe Generale)	2,500,000	2,500,000
New York, NY TFA RB, Ser. 2, 3.58%, VRDN, (Liq.: Dexia SA)	2,625,000	2,625,000

		11,125,000

TOBACCO REVENUE 7.4%
Erie Cnty., NY Tobacco Asset Securitization Corp. RB, 3.61%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	13,635,000	13,635,000
New York Tobacco Trust RB, PFOTER, 3.61%, VRDN, (LOC: WestLB AG)	1,270,000	1,270,000
Rockland, NY Tobacco Asset Securitization Corp. RB, 3.61%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	2,000,000	2,000,000
Tobacco Settlement Fin. Corp. of New York RB, PFOTER, 3.59%, VRDN, (Insd. by AMBAC & SPA:
Merrill Lynch & Co., Inc.)	1,400,000	1,400,000
Westchester, NY Tobacco Asset Securitization Corp. RB, 3.61%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	5,230,000	5,230,000

		23,535,000

TRANSPORTATION 16.6%
Metropolitan Trans. Auth. of New York RB:
Class A, 3.60%, VRDN, (LOC: CitiBank, NA)	4,000,000	4,000,000
Ser. G, 3.61%, VRDN, (LOC: BNP Paribas SA)	5,100,000	5,100,000
Sub-Ser. A-3, 3.52%, VRDN, (SPA: Depfa Bank plc)	2,000,000	2,000,000
Municipal Securities Trust Cert. RB, Ser. 7000, Class A, 3.56%, VRDN, (LOC: Bear Stearns Cos.)	4,995,000	4,995,000
New Jersey TTFA, Ser. 38, 3.62%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	7,500,000	7,500,000
New York Thruway Auth. Gen. RB:
3.60%, VRDN, (Liq.: Societe Generale)	2,000,000	2,000,000
3.63%, VRDN, (Liq.: Morgan Stanley)	1,042,500	1,042,500
MSTR, 3.72%, VRDN, (SPA: Societe Generale)	26,400,000	26,400,000

		53,037,500

UTILITY 5.4%
ABN AMRO Munitops Cert. Trust RB, Ser. 2006-15, 3.59%, VRDN, (Liq.: XL Capital Assurance & SPA:
ABN AMRO Bank)	7,495,000	7,495,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.89%, VRDN (Gtd. by Delmarva Power &
Light Co.)	2,800,000	2,800,000

2

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Mobile, AL Indl. Dev. Board RB, Alabama Power Co. Barry Plant Proj., Ser. B, 3.67%, VRDN, (Gtd. by
Alabama Power Co.)	$1,900,000	$1,900,000
Monroe Cnty., NY Indl. Dev. Agcy. RB, Electric Navigation Inds., 3.80%, 07/01/2007, (Gtd. by
Emerson Electric Co.)	4,990,000	4,990,000

		17,185,000

WATER & SEWER 13.3%
New York Env. Facs., Clean Water & Drinking ROC RB, 3.59%, VRDN, (Liq.: CitiBank, NA)	5,200,000	5,200,000
New York, NY Water Fin. Auth. Water & Sewer RB:
3.60%, VRDN, (Liq.: CitiBank, NA)	26,180,000	26,180,000
3.60%, VRDN, (Insd. by FSA & Liq.: PB Capital Corp.)	5,870,000	5,870,000
New York, NY Water Fin. Auth. Water & Sewer RRB, 3.60%, VRDN, (SPA: State Street Corp.)	5,400,000	5,400,000

		42,650,000

Total Investments (cost $317,199,055) 99.3%		317,199,055
Other Assets and Liabilities 0.7%		2,316,037

Net Assets 100.0%		$319,515,092

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TTFA	Transportation Trust Fund Authority

3

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS  continued

October 31, 2006  (unaudited)

The following table shows the percent of total investments by geographic location as of October 31, 2006:

New York	83.1%
New Jersey	3.0%
California	2.8%
Florida	2.3%
Minnesota	1.0%
Pennsylvania	0.9%
Delaware	0.9%
Texas	0.8%
Puerto Rico	0.7%
Alabama	0.6%
Nevada	0.5%
Washington	0.4%
Indiana	0.3%
New Mexico	0.3%
Louisiana	0.1%
Non-state specific	2.3%

100.0%

On October 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

4

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
EDUCATION 6.9%
ABAG Fin. Auth. for Nonprofit Corp., California RB, The Thatcher Sch. Proj., 3.57%, VRDN,
(LOC: KeyCorp)	$8,000,000	$8,000,000
California CDA RB, Biola Univ., Ser. B, 5.31%, VRDN, (SPA: BNP Paribas SA)	2,705,000	2,705,000
Coast Cmnty. College Dist. of Califonia RB, Ser. 45, 3.62%, VRDN, (Liq.: Goldman Sachs Group, Inc.
& Insd. by FSA)	2,405,000	2,405,000
PFOTER, 3.63%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	1,135,000	1,135,000

		14,245,000

GENERAL OBLIGATION – LOCAL 12.1%
Clovis, CA Unified Sch. Dist. GO:
3.61%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	3,320,000	3,320,000
3.62%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	1,330,000	1,330,000
Coast Cmnty. College Dist. of California GO:
Ser. 58 Z, 3.62%, VRDN, (Insd. by Goldman Sachs Group, Inc.)	4,885,000	4,885,000
Ser. 1417, 3.59%, VRDN, (Insd. by JPMorgan Chase & Co.)	1,675,000	1,675,000
Los Angeles, CA Unified Sch. Dist. GO, ROC, RR II-R-543, 3.57%, VRDN, (Insd. by MBIA & Liq.:
CitiBank, NA)	5,995,000	5,995,000
Manteca, CA Unified Sch. Dist. GO, Ser. 166, 3.62%, VRDN, (Liq.: BNP Paribas SA & Insd. by MBIA)	7,745,000	7,745,000

		24,950,000

GENERAL OBLIGATION – STATE 8.9%
California GO, PFOTER:
3.61%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,100,000	4,100,000
3.72%, VRDN, (Liq.: Societe Generale & Insd. by MBIA)	1,625,000	1,625,000
California ROC, RR II-R-438Ce, 3.59%, VRDN, (Liq.: Citigroup Global Markets & Insd. by
CitiBank, NA)	9,370,000	9,370,000
California ROC, RR II-R-622PB, 3.58%, VRDN, (Liq.: PB Capital Corp. & Insd. by AMBAC)	2,475,000	2,475,000
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.67%, VRDN, (Liq.: Societe Generale)	700,000	700,000

		18,270,000

HOUSING 17.0%
California HFA RB, Home Mtge.:
Ser. F, 3.59%, VRDN, (LOC: Bank of Nova Scotia)	1,700,000	1,700,000
Ser. J, 3.61%, VRDN, (LOC: Lloyds TSB Group plc & Insd. by FSA)	2,200,000	2,200,000
Charter Mac Floating Cert. Trust MHRB, Ser. 24TP, 3.66%, VRDN, (Liq.: Goldman Sachs Group, Inc.)	3,500,000	3,500,000
Class B Revenue Bond Cert. Trust, Ser. 2002-1, 3.81%, VRDN, (Liq.: American Intl. Group, Inc.)	7,000,000	7,000,000
FHLMC MHRB, Ser. M001, Class A, 3.66%, VRDN, (Insd. by FHLMC)	2,947,067	2,947,067
Massachusetts Dev. Fin. Auth. MHRB, PFOTER, 3.72%, VRDN, (Insd. by FHLMC)	1,085,000	1,085,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.52%, VRDN, (Insd. by Trinity Plus Funding Co.)	1,078,956	1,078,956
PFOTER:
Class A, 3.50%, 11/02/2006, (Liq.: Merrill Lynch & Co., Inc.)	850,000	850,000
Class F, 3.77%, VRDN, (LOC: Lloyds TSB Group plc)	890,000	890,000
San Jose, CA MHRB, PFOTER, 3.65%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,855,000	13,855,000

		35,106,023

INDUSTRIAL DEVELOPMENT REVENUE 16.3%
California CDA IDRB, Santos Proj., Ser. A, 3.70%, VRDN, (LOC: California Bank & Trust)	3,120,000	3,120,000
California CDA RB, Triple H Investors Proj., 3.65%, VRDN, (LOC: Union Bank of California)	630,000	630,000
California EDA RB, Killion Inds. Proj., 3.86%, VRDN, (LOC: Union Bank of California)	2,630,000	2,630,000
California Infrastructure & Econ. Dev. Bank IDRB:
Bonny Doon Winery, Inc. Proj., Ser. A, 3.57%, VRDN, (LOC: Comerica, Inc.)	3,000,000	3,000,000
Haig Precision Manufacturing Corp., 3.79%, VRDN, (SPA: Bank of the West)	2,200,000	2,200,000
Surtec, Inc. Proj., Ser. A, 3.57%, VRDN, (LOC: Comerica, Inc.)	1,995,000	1,995,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., 3.81%, VRDN, (LOC: Regions Finl. Corp.)	1,700,000	1,700,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.15%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	1,275,000	1,275,000
Glenn Cnty., CA IDA PCRB, Land O’Lakes, Inc. Proj., Ser. 1995, 3.70%, VRDN, (LOC: JPMorgan
Chase & Co.)	1,900,000	1,900,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. A, 3.65%, VRDN, (SPA: Societe Generale)	2,300,000	2,300,000
Riverside Cnty., CA IDA Empowerment Zone Facs. RB, 3.66%, VRDN, (LOC: California Bank & Trust)	6,395,000	6,395,000

1

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Riverside Cnty., CA IDRB, Triple H Processors Proj., 3.63%, VRDN, (LOC: Union Bank of California)	$1,440,000	$1,440,000
Riverside Cnty., CA IDRRB, Advance Business Graphics:
Ser. A, 3.59%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,450,000	1,450,000
Ser. B, 3.59%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,300,000	1,300,000
South Bend, IN EDRB, Deluxe Sheet Metal, Inc. Proj., 3.71%, VRDN, (LOC: Standard Federal Bank)	1,400,000	1,400,000
Westfield, IN IDRB, Standard Locknut Proj., 3.77%, VRDN, (Liq.: Wells Fargo & Co.)	935,000	935,000

		33,670,000

LEASE 2.2%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 3.56%, VRDN, (LOC: Union Bank
of California)	4,410,000	4,410,000

MISCELLANEOUS REVENUE 18.9%
Brazos River, TX Harbor Navigation Dist. RRB, Dow Chemical Co. Proj., Ser. B, 4.75%, 05/15/2007,
(Gtd. by Dow Chemical Co.)	2,000,000	2,016,614
California Infrastructure & EDRB, Society for the Blind Proj., 3.70%, VRDN, (LOC: U.S. Bank, NA)	2,300,000	2,300,000
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Carlos Echeverria & Sons Proj., 3.62%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 3.62%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 3.62%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Heritage Dairy Proj., 3.62%, VRDN, (LOC: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 3.62%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 3.62%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000
Municipal Securities Trust Cert., Ser. 7021, 3.61%, VRDN, (Insd. by FGIC & Liq.: Bear Stearns
Cos.) 144A	5,000,000	5,000,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.74%, VRDN, (Gtd. by
Sunoco, Inc.)	2,200,000	2,200,000
PFOTER, 3.76%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,378,000	4,378,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 3.60%, 03/01/2007,
(Gtd. by Becton Dickinson & Co.)	5,190,000	5,190,000
Reset Option Certificate Trust, 3.61%, VRDN, (Insd. by MBIA & Liq.: Wells Fargo & Co.)	2,650,000	2,650,000

		39,034,614

PORT AUTHORITY 2.0%
Alameda Corridor Trans. Auth., California RB, 3.61%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd.
by AMBAC)	4,120,000	4,120,000

PUBLIC FACILITIES 0.4%
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER, Ser. 1002, Class A, 3.61%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	745,000	745,000

RESOURCE RECOVERY 7.1%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
BLT Enterprises Proj., Ser. A, 3.63%, VRDN, (LOC: Union Bank of California)	7,280,000	7,280,000
Napa Recycling & Waste, Ser. A, 3.63%, VRDN, (LOC: Union Bank of California)	5,150,000	5,150,000
Rewar-Penas Disposal Proj., Ser. A, 3.63%, VRDN, (LOC: Comerica, Inc.)	1,345,000	1,345,000
South Lake Refuse Co. Proj., Ser. A, 3.63%, VRDN, (LOC: Comerica, Inc.)	390,000	390,000
Southeast California Resource Recovery Facs. Auth. RRB, Ser. A, 2.00%, 12/01/2006	500,000	499,334

		14,664,334

SPECIAL TAX 0.8%
California Econ. Recovery Putters, Ser. 452, 3.59%, VRDN, (LOC: JPMorgan Chase & Co. & Insd.
by MBIA)	1,485,000	1,485,000
New York, NY TFA RB, Ser. 2, 3.58%, VRDN, (Liq.: Dexia Credit Local)	180,000	180,000

		1,665,000

TOBACCO REVENUE 2.2%
Golden State Tobacco Securitization Corp. of California:
Ser. DB195, 3.61%, VRDN, (LOC: Deutsche Bank AG & Insd. by FGIC)	2,080,000	2,080,000
Ser. Z5, 3.62%, VRDN, (LOC: Goldman Sachs Group, Inc. & Insd. by FSA)	2,535,000	2,535,000

		4,615,000

2

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 3.4%
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 3.61%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	$3,870,000	$3,870,000
New York Thruway Auth. Gen. RB, MSTR, 3.72%, VRDN, (SPA: Societe Generale)	300,000	300,000
San Joaquin Hills, CA Trans. Corridor Agcy. Toll Road RB, Ser. 1409, 3.59%, VRDN, (Liq.: JPMorgan
Chase & Co.)	2,800,000	2,800,000

		6,970,000

UTILITY 0.9%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.89%, VRDN, (Gtd. by Delmarva Power &
Light Co.)	1,800,000	1,800,000

WATER & SEWER 0.5%
Hanford, CA Sewer RB, Ser. A, 3.57%, VRDN, (Gtd. by California State Teachers’ Retirement
System)	1,030,000	1,030,000

Total Investments (cost $205,294,971) 99.6%		205,294,971
Other Assets and Liabilities 0.4%		844,103

Net Assets 100.0%		$206,139,074

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

3

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

The following table shows the percent of total investments by geographic location as of October 31, 2006:

California	82.8%
Puerto Rico	2.5%
Indiana	1.8%
Kentucky	1.1%
Pennsylvania	1.1%
Texas	1.0%
Delaware	0.9%
Massachusetts	0.9%
Georgia	0.8%
New Mexico	0.5%
New York	0.2%
Non-state specific	6.4%

100.0%

On October 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

4

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 100.7%
AIRPORT 3.0%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. 1998 P-1, 3.71%, VRDN, (Insd. by FGIC & SPA: Bank
of America Corp.)	$2,000,000	$2,000,000
Springfield, IL Arpt. Auth. RB, Allied-Signal, Inc. Proj., 3.71%, VRDN, (Gtd. by Honeywell Intl., Inc.)	4,375,000	4,375,000

		6,375,000

CONTINUING CARE RETIREMENT COMMUNITY 3.7%
Lancaster Cnty., PA Hosp. Auth. RB, Brethren Vlg. Retirement Cmnty., 3.61%, VRDN, (LOC: Fulton
Finl. Corp.)	5,005,000	5,005,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB, Wesley Enhanced
Living, Ser. A, 3.65%, VRDN, (Insd. by Radian Group, Inc. & SPA: Citizens Banking Corp.)	900,000	900,000
Montgomery Cnty., PA IDA RB, ACTS Retirement-Life Communities, Inc., 3.64%, VRDN, (Insd. by
Radian Group, Inc. & SPA: LaSalle Bank Corp.)	400,000	400,000
South Central, Pennsylvania Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 3.66%, VRDN, (LOC:
Fulton Finl. Corp.)	1,460,000	1,460,000

		7,765,000

EDUCATION 15.2%
ABN AMRO Munitops Cert. Trust RB, Ser. 2003-14, 3.60%, VRDN, (Insd. by FGIC & SPA: ABN
AMRO Bank)	8,400,000	8,400,000
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., Ser. 2002, 3.65%, VRDN, (LOC: Natl. City Corp.)	2,425,000	2,425,000
Latrobe, PA IDA RB, Greensburg Diocese, 3.60%, VRDN, (LOC: Allied Irish Banks plc)	1,335,000	1,335,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Ser. 1378, 3.62%, VRDN, (Insd. by Radian Group, Inc.)	1,400,000	1,400,000
Ser. 1412, 3.60%, VRDN, (Insd. by MBIA & Liq.: Morgan Stanley)	4,167,500	4,167,500
Pennsylvania Higher Edl. Facs. Auth. RRB, Independent Colleges Assn., Ser. I1, 3.63%, VRDN, (LOC:
Allied Irish Banks plc)	2,300,000	2,300,000
Pennsylvania State Univ. RB, Ser. A, 3.56%, VRDN, (SPA: JPMorgan Chase & Co.)	3,300,000	3,300,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.60%, VRDN, (Liq.: Morgan Stanley)	440,000	440,000
Washington Cnty., PA Auth. RRB, Univ. of Pennsylvania, 3.57%, VRDN	8,150,000	8,150,000

		31,917,500

GENERAL OBLIGATION – LOCAL 4.9%
Central York, PA GO Sch. Dist., Ser. A, 3.62%, VRDN, (Insd. by FSA & SPA: RBC Centura)	6,500,000	6,500,000
Erie Cnty., PA Convention Ctr. Auth. RB, 3.59%, VRDN, (Insd. by FGIC & SPA: Merrill Lynch & Co., Inc.)	2,495,000	2,495,000
Pittsburgh, PA GO PFOTER, 3.59%, VRDN, (Insd. by AMBAC & SPA: Merrill Lynch & Co., Inc.)	1,175,000	1,175,000

		10,170,000

GENERAL OBLIGATION – STATE 1.0%
Massachusetts Bay Trans. Auth. MTC GO, Ser. SG-156, 3.67%, VRDN, (Liq.: Societe Generale)	700,000	700,000
Pennsylvania GO MSTR, 3.64%, VRDN, (LOC: JPMorgan Chase & Co.)	1,345,000	1,345,000

		2,045,000

HOSPITAL 7.1%
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 3.66%, VRDN, (LOC: Fulton Finl. Corp.)	2,000,000	2,000,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. RB PFOTER, 3.62%, VRDN, (LOC: Lloyds TSB Group plc)	12,775,000	12,775,000

		14,775,000

HOUSING 5.8%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.81%, VRDN, (Liq.: American Intl. Group, Inc.)	2,648,000	2,648,000
Lancaster, PA IDA RB, Davco Family Proj., Class A, 3.76%, VRDN, (LOC: Fulton Finl. Corp.)	1,405,000	1,405,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.52%, VRDN, (Insd. by Trinity Plus Funding Co.)	719,304	719,304
Pennsylvania HFA SFHRB, Ser. 86C, 3.60%, VRDN, (Gtd. by DePfa Bank plc)	3,300,000	3,300,000
PFOTER:
Class F, 3.77%, VRDN, (LOC: Lloyds TSB Group plc)	2,385,000	2,385,000
Class I, 3.66%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,330,000	1,330,000
Simi Valley, CA MHRB PFOTER, 3.74%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	395,000	395,000

		12,182,304

1

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 25.0%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 3.58%, VRDN, (LOC:
JPMorgan Chase & Co.)	$1,000,000	$1,000,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 3.76%, VRDN, (LOC: Fulton Finl. Corp.)	1,900,000	1,900,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 3.65%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 3.65%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 3.58%, VRDN, (LOC: JPMorgan
Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB, KAC III Realty Corp. Proj., Ser. A, 3.69%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	2,000,000	2,000,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 3.69%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	2,360,000	2,360,000
East Hempfield, PA IDA RB, BGT Realty Proj., 3.71%, VRDN, (LOC: Fulton Finl. Corp.)	2,700,000	2,700,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 3.81%, VRDN, (LOC: Mellon Bank)	2,915,000	2,915,000
Hatfield Township, PA IDA Exempt Facs. RB, Hatfield Quality Meats Proj., 3.62%, VRDN, (LOC: Bank
of America Corp.)	1,500,000	1,500,000
Lancaster, PA IDA RB:
Purple Cow Partners, LLC Proj., 3.64%, VRDN, (LOC: First Tennessee Bank)	2,500,000	2,500,000
RIS Paper Co. Proj., 3.69%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 3.81%, VRDN, (LOC: M&T Bank Corp.)	575,000	575,000
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	600,000	600,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	850,000	850,000
Donald Bernstein Proj.:
Ser. 2000-H3, 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Ser. C-5, 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,100,000	2,100,000
EPT Associates Proj., Ser. B-5, 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
First Street Partners Proj., Ser. H-4, 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,200,000	1,200,000
Fitzpatrick Container Corp., Ser. A-1, 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,800,000	2,800,000
Ganflec Corp. Proj., Ser. E, 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
Hamill Manufacturing Co. Proj., Ser. H-6, 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
Johnston Welding & Fabric, Ser. B-1, 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Moosic Realty Partners, LP Proj., Ser. A-1, 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
O’Neill Family, LLC, Ser. B-8, 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
Ser. 2001-B1, 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Ser. 2001-B2, 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	800,000	800,000
Ser. G-12, 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	600,000	600,000
Philadelphia, PA IDRB:
1100 Walnut Associates Proj., 3.65%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,600,000	1,600,000
Allied Corp. Proj., 3.25%, 11/01/2006, (Gtd. by Honeywell Intl., Inc.)	980,000	980,000
Philadelphia, PA Indl. Dev. PCRB, Allied Corp. Proj., 3.25%, 11/01/2006, (Gtd. by Honeywell Intl., Inc.)	1,010,000	1,010,000
Washington Cnty., PA IDRB, Engineered Products, Inc. Proj., Ser. A, 3.65%, VRDN, (LOC: Citizens
Banking Corp.)	640,000	640,000
Weld Cnty., CO RB, Mak Group Proj., 3.77%, VRDN, (LOC: Wells Fargo & Co.)	915,000	915,000
Westmoreland Cnty., PA IDA RB, White Consolidated Inds., Inc. Proj., 4.07%, 12/01/2006, (SPA:
Bank of Nova Scotia)	5,875,000	5,875,000

		52,285,000

LEASE 0.7%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 3.56%, VRDN, (LOC: Union Bank
of California)	1,430,000	1,430,000

MISCELLANEOUS REVENUE 14.7%
Beaver Cnty., PA IDA RB Env. Impt., BASF Corp. Proj., 3.76%, VRDN, (Gtd. by BASF Corp.)	4,100,000	4,100,000
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 3.66%, VRDN, (LOC: Fulton Finl. Corp.)	2,500,000	2,500,000
New Jersey Muni. Securities Pool Trust Receipts, Ser. 2006-7009, Class A, 3.58%, VRDN, (Insd. by
MBIA & Liq.: Bear Stearns Cos.)	2,500,000	2,500,000

2

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 3.81%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	$4,450,000	$4,450,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.74%, VRDN, (Gtd. by
Sunoco, Inc.)	1,300,000	1,300,000
Pennsylvania Higher Edl. Facs. Auth. RB, Honeysuckle Student Holding, Ser. A, 3.58%, VRDN, (LOC:
Allied Irish Banks plc)	1,085,000	1,085,000
PFOTER, 3.76%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	13,329,000	13,329,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.76%, VRDN, (Gtd. by Dow
Chemical Co.)	1,600,000	1,600,000

		30,864,000

PORT AUTHORITY 1.0%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 3.65%, VRDN, (LOC: PNC Finl.
Svcs. Group, Inc.)	2,000,000	2,000,000

RESOURCE RECOVERY 7.5%
Pennsylvania Energy Dev. Auth. RB, B&W Ebensburg Proj., 3.61%, VRDN, (LOC: Landesbank Hessen)	5,050,000	5,050,000
Washington Cnty., PA IDRB, Solid Waste Disposal, American Iron Oxide Co. Proj., 3.94%, VRDN,
(Liq.: Bank of Tokyo)	10,700,000	10,700,000

		15,750,000

SPECIAL TAX 2.2%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 3.86%, VRDN, (LOC: Zions Bancorp)	775,000	775,000
New York, NY TFA RB, Ser. 2, 3.58%, VRDN, (Liq.: Dexia Credit Local)	70,000	70,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, Ser. 99-7, 3.60%, VRDN, (Insd. by FGIC
& LOC: Citigroup, Inc.)	675,000	675,000
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. TOC, Ser. Z6, 3.62%, VRDN, (Insd. by FGIC & Liq.:
Goldman Sachs Group, Inc.)	3,045,000	3,045,000

		4,565,000

UTILITY 1.0%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.89%, VRDN, (Gtd. by Delmarva Power &
Light Co.)	2,000,000	2,000,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 3.68%, VRDN, (LOC: Barclays plc)	200,000	200,000

		2,200,000

WATER & SEWER 7.9%
Philadelphia, PA Water & Wastewater Facs. RB, MTC, Ser. 1999-1, 3.81%, VRDN, (Insd. by AMBAC
& LOC: Commerzbank AG)	15,495,000	15,495,000
Pittsburgh, PA Water & Sewer Auth. RB, Ser. 346, 3.60%, VRDN, (Liq.: Morgan Stanley)	995,000	995,000

		16,490,000

Total Investments (cost $210,813,804) 100.7%		210,813,804
Other Assets and Liabilities (0.7%)		(1,456,205)

Net Assets 100.0%		$209,357,599

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

3

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority
TOC	Tender Option Certificate

The following table shows the percent of total investments by geographic location as of October 31, 2006:

Pennsylvania	81.8%
California	2.1%
Illinois	2.1%
Delaware	1.7%
Puerto Rico	1.5%
New Jersey	1.2%
Colorado	0.8%
Louisiana	0.8%
Massachusetts	0.3%
New Mexico	0.3%
Wyoming	0.1%
Non-state specific	7.3%

100.0%

On October 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

4

EVERGREEN MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

October 31, 2006 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 0.3%
Pinnacle Capital Asset Trust, Ser. 2006-A, Class A1, FRN, 5.41%, 11/26/2006 144A
(cost $25,000,000)	$25,000,000	$25,000,000

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.4%
FLOATING-RATE 0.4%
Paragon Mtge. plc, Ser. 13A, Class A1, 5.30%, 11/15/2006 144A (cost $30,000,000)	30,000,000	30,000,000

CERTIFICATES OF DEPOSIT 6.8%
Barclays Bank plc, 5.40%, 11/01/2006	75,000,000	75,000,000
Branch Banking & Trust Co., 5.40%, 11/10/2006	50,000,000	50,000,000
Credit Suisse First Boston Corp.:
5.01%, 03/07/2007	25,000,000	25,000,000
5.36%, 04/30/2007	100,000,000	100,000,000
Deutsche Bank AG:
4.73%, 12/01/2006	80,000,000	80,000,000
5.37%, 12/01/2006	60,000,000	60,000,000
5.51%, 12/01/2006	45,000,000	45,000,000
First Tennessee Bank, 5.30%, 11/07/2006	85,000,000	85,000,000
SunTrust Banks, Inc., 5.49%, 11/17/2006	50,000,000	50,024,959

Total Certificates of Deposit (cost $570,024,959)		570,024,959

COMMERCIAL PAPER 55.0%
Asset-Backed 50.8%
Aegis Finance, LLC:
5.28%, 11/01/2006	25,000,000	25,000,000
5.29%, 11/15/2006	150,000,000	149,691,416
Amstel Funding Corp., 5.15%, 11/22/2006	90,000,000	89,735,347
Anglesea Funding plc:
5.27%, 11/10/2006	50,000,000	49,934,125
5.33%, 11/01/2006	75,000,000	75,000,000
ASAP Funding, Ltd., 5.29%, 11/03/2006	45,384,000	45,370,662
Barton Capital Corp., 5.26%, 11/13/2006	50,000,000	49,912,333
Bavaria Trust Corp.:
5.29%, 11/20/2006	107,745,000	107,563,383
5.30%, 11/27/2006	75,000,000	74,712,917
Berkeley Square Finance, LLC, 5.30%, 11/16/2006	71,921,000	71,762,174
Brahms Funding Corp.:
5.28%, 11/16/2006	50,447,000	50,336,017
5.29%, 11/10/2006	40,000,000	39,947,100
5.30%, 11/03/2006	30,000,000	29,991,167
Check Point Charlie, Inc., 5.29%, 12/13/2006	40,000,000	39,753,133
Chesham Finance, LLC, 5.23%, 04/12/2007	50,000,000	48,823,250
Citius I Funding, LLC, 5.29%, 11/16/2006	146,247,000	145,935,273
Compass Securitization, LLC, 5.28%, 11/22/2006	15,000,000	14,953,800
Concord Minutemen Capital Co., LLC:
5.26%, 02/20/2007	79,852,000	79,496,909
5.29%, 11/09/2006	100,000,000	100,000,000
5.30%, 11/09/2006	40,000,000	39,997,867
5.46%, 01/05/2007	50,000,000	49,507,083
Deer Valley Funding, Ltd.:
5.28%, 11/20/2006	50,000,000	49,860,667
5.29%, 11/06/2006	34,979,000	34,953,446
Ebury Finance, LLC:
5.23%, 04/17/2007	50,000,000	48,786,930
5.26%, 04/27/2007	50,000,000	48,706,916
5.29%, 12/12/2006	50,000,000	49,698,764
5.30%, 02/22/2007	25,000,000	24,584,097
Fenway Funding, LLC, 5.30%, 01/18/2007	75,000,000	74,138,750

1

EVERGREEN MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Giro Balanced Funding Corp.:
5.27%, 11/06/2006	$39,949,000	$39,919,759
5.28%, 11/27/2006	125,000,000	124,574,667
5.30%, 11/14/2006	100,000,000	99,808,611
Grampian Funding, LLC, 5.27%, 02/16/2007	150,000,000	147,650,459
KKR Pacific Funding Trust:
5.29%, 11/09/2006	150,000,000	149,860,403
5.30%, 11/27/2006	50,000,000	49,808,611
Legacy Capital Corp., 5.26%, 02/22/2007	17,413,000	17,125,502
Lexington Parker Capital Corp., LLC, 5.26%, 02/16/2007	60,024,000	59,801,536
Lockhart Funding, LLC:
5.26%, 12/18/2006	120,000,000	119,295,744
5.27%, 01/02/2007	137,174,000	136,600,918
5.30%, 11/13/2006	75,000,000	74,867,500
Mainsail II, LLC, 5.28%, 11/09/2006	40,000,000	39,953,111
Mane Funding Corp., 5.26%, 11/16/2006	32,855,000	32,782,993
Morrigan TRR Funding, LLC:
5.30%, 02/28/2007	100,000,000	99,117,493
5.31%, 11/17/2006	100,000,000	99,764,000
5.35%, 11/01/2006	150,000,000	150,000,000
Neptune Funding Corp.:
5.26%, 01/16/2007	50,000,000	49,444,778
5.28%, 01/05/2007	50,000,000	49,523,785
5.30%, 11/21/2006	13,683,000	13,642,711
Old Line Funding Corp., 5.26%, 11/27/2006	53,572,000	53,368,486
Rams Funding, LLC:
5.28%, 11/13/2006	28,194,000	28,144,379
5.30%, 11/16/2006	55,562,000	55,443,461
Rhineland Funding Capital Corp.:
5.30%, 12/20/2006	25,076,000	24,895,104
5.31%, 01/05/2007	126,191,000	125,073,860
5.32%, 12/15/2006	91,000,000	90,408,298
Sheffield Receivables Corp., 5.26%, 11/27/2006	50,000,000	49,810,055
Stratford Receivables Co., LLC:
5.28%, 11/08/2006	150,223,000	150,171,667
5.28%, 11/16/2006	85,800,000	85,611,240
Thames Asset Global Securitization, Inc., 5.26%, 11/03/2006	50,000,000	49,985,389
Thornburg Mortgage Capital Resouces, LLC, 5.30%, 12/12/2006	66,100,000	65,762,625
Three Crowns Funding, LLC, 5.27%, 11/14/2006	24,119,000	24,073,100
Three Pillars Funding Corp., 5.26%, 11/30/2006	165,010,000	164,552,659
Thunder Bay Funding, Inc.:
5.26%, 11/15/2006	35,017,000	34,945,371
5.28%, 11/08/2006	31,049,000	31,017,123

		4,294,958,924

Consumer Finance 4.2%
Ford Motor Credit Co.:
5.29%, 12/18/2006	35,000,000	34,758,276
5.30%, 01/16/2007	105,000,000	104,072,500
5.31%, 01/08/2007	111,000,000	110,064,408
MBNA Credit Card Master Trust:
5.27%, 11/02/2006	75,000,000	74,989,021
5.29%, 11/14/2006	30,164,000	30,106,433

		353,990,638

Total Commercial Paper (cost $4,648,949,562)		4,648,949,562

2

EVERGREEN MONEY MARKET FUND
SCHEDULE OF INVESTMENTS continued

October 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 25.6%
Capital Markets 8.6%
Bear Stearns Cos., FRN:
5.31%, 11/14/2006	$50,000,000	$50,000,000
5.40%, 11/06/2006	50,000,000	50,000,000
Merrill Lynch & Co., Inc.:
4.25%, 09/14/2007	25,000,000	24,764,398
FRN, 5.57%, 11/13/2006	300,000,000	300,000,000
Morgan Stanley, FRN:
5.34%, 11/03/2006	100,000,000	100,000,000
5.38%, 11/15/2006	200,000,000	200,000,000

		724,764,398

Commercial Banks 3.8%
First Tennessee Bank, FRN, 5.31%, 11/17/2006 144A	75,000,000	75,000,000
Marshall & Ilsley Bank Corp., 5.18%, 12/15/2006	50,000,000	50,021,327
Royal Bank of Cananda:
5.40%, 10/16/2007	50,000,000	50,000,000
5.42%, 10/26/2007	50,000,000	50,000,000
WestLB AG, FRN, 5.36%, 11/10/2006 144A	100,000,000	100,000,000

		325,021,327

Consumer Finance 6.8%
American Express Co., FRN:
5.29%, 11/06/2006	60,000,000	60,000,000
5.29%, 11/13/2006	50,000,000	50,000,000
5.29%, 11/20/2006	70,000,000	70,000,000
BMW U.S. Capital Corp., LLC, FRN, 5.31%, 11/03/2006	75,000,000	75,000,000
General Electric Capital Corp., FRN:
5.45%, 11/09/2006	100,000,000	100,000,000
5.45%, 11/17/2006	220,000,000	220,000,000

		575,000,000

Diversified Financial Services 4.1%
Liberty Lighthouse U.S. Capital Corp.:
5.04%, 02/21/2007 144A	25,000,000	24,999,233
5.39%, 07/02/2007 144A	50,000,000	49,993,702
FRN, 5.32%, 11/01/2006 144A	85,000,000	85,000,000
Sigma Finance, Inc.:
4.86%, 02/12/2007 144A	50,000,000	50,000,000
5.40%, 05/14/2007 144A	50,000,000	50,000,000
5.40%, 10/16/2007 144A	50,000,000	50,000,000
5.75%, 07/25/2007 144A	35,000,000	35,000,000

		344,992,935

Food & Staples Retailing 0.9%
Wal-Mart Stores, Inc., 5.59%, 06/01/2007	75,000,000	75,212,145

Insurance 0.4%
Allstate Corp., FRN, 5.31%, 11/27/2006	35,000,000	35,000,000

Thrifts & Mortgage Finance 1.0%
Countrywide Financial Corp., FRN, 5.47%, 12/05/2006	83,000,000	83,000,000

Total Corporate Bonds (cost $2,162,990,805)		2,162,990,805

FUNDING AGREEMENTS 5.7%
Jackson National Life Insurance Co., 5.42%, 11/01/2006 +	75,000,000	75,000,000
Metropolitan Life Funding Agreement, 5.44%, 01/16/2007 +	75,000,000	75,000,000
New York Life Funding Agreement, 5.37%, 11/01/2006 +	60,000,000	60,000,000
Transamerica Occidental Funding Agreement:
5.52%, 11/01/2006 +	135,000,000	135,000,000
5.54%, 11/01/2006 +	140,000,000	140,000,000

Total Funding Agreements (cost $485,000,000)		485,000,000

3

EVERGREEN MONEY MARKET FUND
SCHEDULE OF INVESTMENTS c ontinued

October 31, 2006 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 0.6%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, 5.31%, VRDN, (LOC: Bank of
America Corp.)	$10,500,000	$10,500,000

Miscellaneous Revenue 0.5%
Detroit, MI Econ. Dev. Corp. RB, Waterfront Recreation, Ser. B, 5.31%, VRDN, (LOC: Bank of
America Corp.)	41,830,000	41,830,000

Total Municipal Obligations (cost $52,330,000)		52,330,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.8%
FHLB, 4.50%, 11/03/2006 (cost $70,000,000)	70,000,000	70,000,000

YANKEE OBLIGATIONS-CORPORATE 4.6%
Commercial Banks 4.0%
Bank of Ireland, FRN, 5.30%, 11/20/2006 144A	110,000,000	110,000,000
Glitnir banki HF, FRN:
5.37%, 11/07/2006 144A	25,000,000	25,000,000
5.39%, 11/22/2006 144A	50,000,000	50,000,000
HBOS plc, FRN, 5.46%, 11/20/2006 144A	150,000,000	150,000,000

		335,000,000

Insurance 0.6%
Irish Life & Permanent plc, FRN, 5.32%, 11/22/2006 144A	50,000,000	50,000,000

Total Yankee Obligations-Corporate (cost $385,000,000)		385,000,000

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund (cost $74,591)	74,591	74,591

	Principal Amount	Value

REPURCHASE AGREEMENT 0.1%
Morgan Stanley, 5.27%, dated 10/31/2006, maturing 11/01/2006; maturity value $9,888,264 (1)
(cost $9,886,817)	$9,886,817	9,886,817

Total Investments (cost $8,439,256,734) 99.9%		8,439,256,734
Other Assets and Liabilities 0.1%		7,415,161

Net Assets 100.0%		$8,446,671,895

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2006.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
+	Security is deemed illiquid.
(1)	Collateralized by $25,057,000 U.S. Treasury STRIPS, 0.00%, 5/15/2025, value is $10,084,941.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond
STRIPS	Separately Traded Registered Interest and Principal Securities

On October 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

4

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         December 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         December 26, 2006

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date:         June 28, 2006